Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96 .1 % Value
Angola  2.0%
Angola Government International
Bond
$ 8,000,000 8.250%,  5/9/2028 $ 7,540,240
6,000,000 8.750%,  4/14/2032
a
5,327,292
2,000,000 9.125%,  11/26/2049 1,615,000
Total 14,482,532
Argentina  3.4%
Argentina Government International
Bond
1,584,000 0.750%,  7/9/2030
b
1,195,657
19,200,000 4.125%,  7/9/2035
b,c
13,041,523
15,700,000 3.500%,  7/9/2041
b
9,933,884
Total 24,171,064
Azerbaijan  0.7%
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 5,099,984
Total 5,099,984
Bahrain  1.2%
Bahrain Government International
Bond
2,000,000 5.625%,  5/18/2034
a,c
1,839,080
1,000,000 7.750%,  4/18/2035
a
1,054,395
6,000,000 7.500%,  9/20/2047
a
5,939,250
Total 8,832,725
Brazil  2.9%
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,014,219
5,000,000 2.875%,  6/6/2025 4,952,750
5,000,000 3.875%,  6/12/2030 4,484,110
3,000,000 6.000%,  10/20/2033 2,876,620
4,300,000 5.000%,  1/27/2045 3,231,766
2,000,000 5.625%,  2/21/2047 1,613,180
Total 21,172,645
Canada  0.8%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,512,360
Total 5,512,360
Cayman Islands  0.3%
Oryx Funding, Ltd.
2,200,000 5.800%,  2/3/2031 2,182,985
Total 2,182,985
Chile  3.0%
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,001,648
8,500,000 3.500%,  1/25/2050 5,866,996
1,200,000 3.125%,  1/21/2026 1,182,576
2,600,000 3.240%,  2/6/2028 2,470,184
7,850,000 2.550%,  7/27/2033 6,357,592
2,000,000 3.500%,  1/31/2034 1,729,759
1,000,000 4.340%,  3/7/2042 841,634
Principal
Amount Long-Term Fixed Income  96.1% Value
Chile  3.0%  - continued
Corporacion Nacional del Cobre
de Chile
$ 2,000,000 6.440%,  1/26/2036
a
$ 2,035,157
Total 21,485,546
Colombia  2.4%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027 1,322,991
1,000,000 3.250%,  4/22/2032 770,954
1,000,000 7.500%,  2/2/2034 989,583
1,500,000 7.375%,  9/18/2037 1,436,426
8,500,000 6.125%,  1/18/2041 6,935,503
3,000,000 4.125%,  2/22/2042 1,900,174
1,605,000 5.625%,  2/26/2044 1,197,497
3,000,000 5.000%,  6/15/2045 2,030,841
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 969,172
Total 17,553,141
Costa Rica  1.0%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,047,000
5,900,000 7.000%,  4/4/2044 6,020,950
Total 7,067,950
Dominican Republic  3.3%
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,312,350
1,000,000 5.950%,  1/25/2027
a
999,600
3,000,000 5.500%,  2/22/2029
a
2,934,000
4,500,000 4.875%,  9/23/2032
a
4,054,500
2,900,000 6.850%,  1/27/2045 2,889,943
6,300,000 6.500%,  2/15/2048
a
6,059,315
6,000,000 6.400%,  6/5/2049
a
5,686,800
Total 23,936,508
Ecuador  1.2%
Ecuador Government International
Bond
1,845,947 6.900%,  7/31/2030 1,422,245
11,251,640 5.500%,  7/31/2035
b
7,367,908
Total 8,790,153
Egypt  2.6%
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a,c
1,066,500
2,000,000 8.750%,  9/30/2051
a
1,627,500
500,000 8.150%,  11/20/2059
a
380,000
3,300,000 7.600%,  3/1/2029 3,217,500
3,500,000 7.053%,  1/15/2032
a
3,074,046
3,000,000 8.500%,  1/31/2047 2,400,378
9,000,000 7.903%,  2/21/2048 6,825,825
Total 18,591,749
El Salvador  0.8%
El Salvador Government
International Bond
1,300,000 8.625%,  2/28/2029 1,351,815

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.1% Value
El Salvador  0.8%  - continued
$ 4,500,000 7.625%,  2/1/2041 $ 4,173,074
Total 5,524,889
Gabon  0.4%
Gabon Government International
Bond
998,000 6.950%,  6/16/2025 977,826
2,000,000 6.625%,  2/6/2031 1,581,048
Total 2,558,874
Ghana  1.9%
Ghana Government International
Bond
205,344 Zero Coupon,  7/3/2026
a
191,693
144,000 Zero Coupon,  7/3/2026 134,427
1,452,000 5.000%,  7/3/2029
b
1,294,066
6,570,552 5.000%,  7/3/2029
a,b
5,855,873
465,590 Zero Coupon,  1/3/2030
a,c
362,578
307,323 Zero Coupon,  1/3/2030 239,328
2,088,000 5.000%,  7/3/2035
b
1,524,031
5,977,488 5.000%,  7/3/2035
a,b
4,362,969
Total 13,964,965
Guatemala  1.9%
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a,c
889,930
4,590,000 4.500%,  5/3/2026 4,508,895
2,200,000 4.375%,  6/5/2027 2,117,676
3,000,000 5.375%,  4/24/2032 2,841,344
2,000,000 6.550%,  2/6/2037
a
1,968,800
2,000,000 4.650%,  10/7/2041
a
1,535,750
Total 13,862,395
Honduras  0.1%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 970,000
Total 970,000
Hungary  1.2%
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,970,666
3,000,000 6.250%,  9/22/2032
a
3,076,320
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,530,567
Total 8,577,553
Indonesia  4.3%
Indonesia Government International
Bond
6,100,000 4.750%,  1/8/2026
a
6,115,545
3,700,000 4.100%,  4/24/2028 3,622,279
3,400,000 6.625%,  2/17/2037
a
3,724,485
1,000,000 7.750%,  1/17/2038
a,c
1,202,492
726,000 6.750%,  1/15/2044
a
817,449
4,000,000 5.125%,  1/15/2045
a
3,749,557
1,200,000 5.250%,  1/8/2047
a
1,143,499
1,500,000 4.350%,  1/11/2048 1,258,487
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,524,856
Principal
Amount Long-Term Fixed Income  96.1% Value
Indonesia  4.3%  - continued
Perusahaan Listrik Negara PT
$ 1,000,000 4.375%,  2/5/2050 $ 743,186
2,000,000 3.375%,  2/5/2030 1,831,237
2,400,000 5.250%,  10/24/2042 2,117,550
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,485,345
1,500,000 4.400%,  6/6/2027
a
1,489,351
Total 30,825,318
Ivory Coast  2.4%
Ivory Coast Government
International Bond
16,000,000 6.125%,  6/15/2033 14,330,000
3,000,000 8.250%,  1/30/2037
a
2,917,500
Total 17,247,500
Jersey  1.4%
Galaxy Pipeline Assets Bidco, Ltd.
3,871,450 2.160%,  3/31/2034 3,362,031
6,500,000 2.625%,  3/31/2036
a
5,365,495
1,799,480 2.940%,  9/30/2040
a
1,439,481
Total 10,167,007
Jordan  0.9%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,493,982
4,500,000 5.850%,  7/7/2030 4,168,044
Total 6,662,026
Kazakhstan  0.9%
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,299,128
KazMunayGas National Company
JSC
2,700,000 5.750%,  4/19/2047 2,316,646
Total 6,615,774
Kenya  0.3%
Kenya Government International
Bond
1,000,000 7.250%,  2/28/2028 957,500
1,500,000 8.000%,  5/22/2032 1,370,745
Total 2,328,245
Lebanon  0.4%
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
1,612,500
3,000,000 6.600%,  11/27/2026
d
478,800
5,000,000 6.850%,  3/23/2027
d
787,815
Total 2,879,115
Luxembourg  1.0%
EIG Pearl Holdings SARL
3,500,000 3.545%,  8/31/2036
a
3,039,768
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
1,989,264
2,000,000 6.129%,  2/23/2038
a
2,022,259
Total 7,051,291

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.1% Value
Malaysia  1.2%
Petronas Capital, Ltd.
$ 3,500,000 4.550%,  4/21/2050 $ 2,963,697
6,400,000 3.500%,  4/21/2030 5,950,807
Total 8,914,504
Mexico  5.1%
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
804,055
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,456,897
885,000 3.750%,  1/11/2028 847,163
2,000,000 5.400%,  2/9/2028 1,991,659
1,000,000 3.500%,  2/12/2034 798,930
2,000,000 6.000%,  5/7/2036 1,889,846
3,800,000 6.050%,  1/11/2040 3,506,191
1,000,000 4.600%,  2/10/2048 717,444
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 10,699,558
3,200,000 5.950%,  1/28/2031
c
2,679,485
6,600,000 6.625%,  6/15/2035 5,214,115
Sitios Latinoamerica SAB de CV
1,000,000 5.375%,  4/4/2032
a
939,389
Total 36,544,732
Mongolia  0.2%
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,675,469
Total 1,675,469
Montenegro  0.1%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,028,500
Total 1,028,500
Morocco  0.6%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,031,150
OCP SA
1,500,000 5.125%,  6/23/2051 1,136,250
1,000,000 6.750%,  5/2/2034
a
1,018,370
Total 4,185,770
Mozambique  0.3%
Mozambique Government
International Bond
2,861,000 9.000%,  9/15/2031 2,324,563
Total 2,324,563
Namibia  0.3%
Namibia Government International
Bond
2,000,000 5.250%,  10/29/2025 1,977,996
Total 1,977,996
Netherlands  0.5%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
950,720
Principal
Amount Long-Term Fixed Income  96.1% Value
Netherlands  0.5%  - continued
Majapahit Holding BV
$ 2,000,000 7.875%,  6/29/2037 $ 2,374,308
Total 3,325,028
Nigeria  1.8%
Nigeria Government International
Bond
8,100,000 7.875%,  2/16/2032 7,441,956
2,000,000 7.375%,  9/28/2033
a
1,735,120
5,000,000 7.696%,  2/23/2038 4,156,075
Total 13,333,151
Oman  2.9%
Oman Government International
Bond
3,000,000 4.875%,  2/1/2025 3,000,000
5,000,000 4.750%,  6/15/2026
a
4,965,950
4,000,000 5.625%,  1/17/2028
a
4,020,000
8,500,000 6.750%,  1/17/2048
a
8,655,890
Total 20,641,840
Pakistan  0.9%
Pakistan Government International
Bond
1,000,000 6.000%,  4/8/2026
a
966,250
3,500,000 6.875%,  12/5/2027 3,250,821
3,000,000 7.375%,  4/8/2031
a
2,591,544
Total 6,808,615
Panama  2.5%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,466,000
Panama Bonos del Tesoro
4,000,000 3.362%,  6/30/2031 3,199,400
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,033,273
1,000,000 3.750%,  3/16/2025 996,536
7,579,000 6.700%,  1/26/2036 7,142,667
2,000,000 8.000%,  3/1/2038 2,030,128
Total 17,868,004
Paraguay  1.6%
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050
c
4,074,248
3,500,000 4.700%,  3/27/2027 3,461,151
1,000,000 5.850%,  8/21/2033
a
989,620
1,000,000 6.100%,  8/11/2044 946,801
2,000,000 5.600%,  3/13/2048 1,746,661
Total 11,218,481
Peru  2.6%
Fondo Mivivienda SA
1,000,000 4.625%,  4/12/2027
a,c
988,417
Peru Government International
Bond
9,000,000 2.783%,  1/23/2031 7,739,360
1,100,000 8.750%,  11/21/2033 1,306,105
2,000,000 3.000%,  1/15/2034 1,620,110
6,000,000 3.300%,  3/11/2041 4,344,449

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.1% Value
Peru  2.6%  - continued
Petroleos del Peru SA
$ 4,500,000 5.625%,  6/19/2047
a
$ 2,852,385
Total 18,850,826
Philippines  2.0%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,867,899
5,025,000 7.750%,  1/14/2031 5,709,702
1,625,000 6.375%,  10/23/2034 1,740,276
2,000,000 4.750%,  3/5/2035 1,892,507
2,420,000 3.950%,  1/20/2040 2,005,301
Total 14,215,685
Poland  0.6%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,471,845
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,898,654
Total 4,370,499
Qatar  2.6%
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,074,000
3,000,000 3.250%,  6/2/2026
a
2,952,210
1,000,000 3.750%,  4/16/2030
a
952,500
1,000,000 5.750%,  1/20/2042
a,c
1,042,508
8,000,000 4.817%,  3/14/2049
a
7,255,120
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,202,210
Total 18,478,548
Romania  3.1%
Hungary Government International
Bond
2,000,000 2.125%,  9/22/2031 1,602,940
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,576,616
2,000,000 3.000%,  2/27/2027 1,901,592
6,000,000 5.250%,  11/25/2027
a
5,892,966
1,000,000 6.625%,  2/17/2028
a
1,016,266
4,000,000 3.000%,  2/14/2031 3,294,400
2,000,000 3.625%,  3/27/2032
a
1,645,000
2,000,000 7.125%,  1/17/2033
a
2,025,492
1,500,000 6.375%,  1/30/2034
a
1,432,590
1,000,000 5.750%,  3/24/2035
a
897,500
Total 22,285,362
Saudi Arabia  3.8%
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,181,818
6,300,000 3.250%,  10/26/2026
a
6,155,566
1,000,000 5.125%,  1/13/2028
a
1,007,880
4,000,000 3.625%,  3/4/2028
a
3,851,916
2,300,000 4.375%,  4/16/2029
a
2,246,744
2,500,000 2.250%,  2/2/2033
a
2,001,955
1,500,000 4.500%,  10/26/2046 1,224,696
Principal
Amount Long-Term Fixed Income  96.1% Value
Saudi Arabia  3.8%  - continued
Saudi Arabian Oil Company
$ 4,500,000 2.250%,  11/24/2030
a
$ 3,856,086
Total 27,526,661
Senegal  0.5%
Senegal Government International
Bond
500,000 7.750%,  6/10/2031 456,818
2,700,000 6.250%,  5/23/2033 2,224,806
1,000,000 6.750%,  3/13/2048 697,500
Total 3,379,124
Serbia  1.2%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,042,890
3,500,000 6.500%,  9/26/2033
a
3,621,625
3,000,000 6.000%,  6/12/2034
a
2,983,544
Total 8,648,059
South Africa  2.8%
Eskom Holdings SOC, Ltd.
6,000,000 6.350%,  8/10/2028
a
5,938,560
3,000,000 8.450%,  8/10/2028 3,127,500
South Africa Government
International Bond
1,000,000 7.100%,  11/19/2036
a
977,568
3,500,000 6.250%,  3/8/2041 3,022,159
2,000,000 5.375%,  7/24/2044 1,503,800
6,100,000 5.650%,  9/27/2047 4,567,576
Transnet SOC, Ltd.
1,000,000 8.250%,  2/6/2028 1,018,180
Total 20,155,343
Sri Lanka  1.2%
Sri Lanka Government International
Bond
1,498,258 4.000%,  4/15/2028
a
1,397,126
1,243,080 3.100%,  1/15/2030
a,b
1,079,926
2,438,280 3.350%,  3/15/2033
a,b
1,926,241
1,646,400 3.600%,  6/15/2035
a,b
1,160,712
1,142,640 3.600%,  5/15/2036
a,b
925,538
2,286,240 3.600%,  2/15/2038
a,b
1,874,717
Total 8,364,260
Trinidad and Tobago  0.4%
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,800,000 8.875%,  10/18/2029
a
2,842,000
Total 2,842,000
Turkey  3.1%
TC Ziraat Bankasi AS
1,000,000 7.250%,  2/4/2030
a,e
996,900
Turkiye Government International
Bond
5,600,000 6.125%,  10/24/2028 5,573,843
3,800,000 6.500%,  9/20/2033 3,636,159
2,639,000 6.875%,  3/17/2036 2,554,974
4,435,000 6.750%,  5/30/2040 4,086,746
2,000,000 6.000%,  1/14/2041 1,676,860
1,000,000 4.875%,  4/16/2043 713,771
1,800,000 5.750%,  5/11/2047 1,385,624

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.1% Value
Turkey  3.1%  - continued
Turkiye Ihracat Kredi Bankasi AS
$ 1,500,000 9.375%,  1/31/2026
a,c
$ 1,554,192
Total 22,179,069
Ukraine  1.0%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,b
42,133
375,226 Zero Coupon,  2/1/2030
b
211,890
1,402,166 Zero Coupon,  2/1/2034
b
607,362
278,813 Zero Coupon,  2/1/2034
a,b
120,771
2,132,932 1.750%,  2/1/2034
b
1,204,467
409,769 1.750%,  2/1/2034
a,b
231,397
1,184,929 Zero Coupon,  2/1/2035
b
731,113
235,617 Zero Coupon,  2/1/2035
a,b
145,378
2,310,025 1.750%,  2/1/2035
b
1,292,170
546,358 1.750%,  2/1/2035
a,b
305,619
987,441 Zero Coupon,  2/1/2036
b
607,573
196,347 Zero Coupon,  2/1/2036
a,b
120,812
2,426,201 1.750%,  2/1/2036
b
1,332,894
409,769 1.750%,  2/1/2036
a,b
225,117
Total 7,178,696
United Arab Emirates  2.9%
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,899,680
3,000,000 3.000%,  9/15/2051
a
1,937,835
3,000,000 3.125%,  5/3/2026
a
2,951,520
8,500,000 2.500%,  9/30/2029
a
7,710,052
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,850,800
United Arab Emirates Government
International Bond
3,000,000 4.050%,  7/7/2032
a
2,842,923
Total 21,192,810
United Kingdom  0.3%
NAK Naftogaz Ukraine via Kondor
Finance plc
2,335,120 7.625%,  11/8/2028
a
1,871,248
Total 1,871,248
Uruguay  2.1%
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,627,289
2,000,000 5.100%,  6/18/2050 1,817,890
10,840,312 4.375%,  1/23/2031 10,554,777
Total 14,999,956
Uzbekistan  0.9%
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,040,006
1,000,000 3.700%,  11/25/2030 842,120
3,000,000 3.900%,  10/19/2031
a,c
2,491,500
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,766,584
Total 6,140,210
Principal
Amount Long-Term Fixed Income  96.1% Value
Venezuela  0.5%
Petroleos de Venezuela SA
$ 6,000,000 12.750%,  2/17/2022
d
$ 809,518
7,500,000 6.000%,  11/15/2026
d
900,000
Venezuela Government
International Bond
3,800,000 12.750%,  8/23/2022
d
696,332
5,000,000 9.000%,  5/7/2023
d
816,387
2,500,000 11.750%,  10/21/2026
d
487,453
Total 3,709,690
Virgin Islands, British  3.5%
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027
c
4,915,427
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,464,788
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,231,932
3,000,000 3.500%,  5/4/2027 2,937,748
Total 25,549,895
Zambia  0.3%
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 845,752
1,401,059 5.750%,  6/30/2033
b
1,246,417
Total 2,092,169
Total Long-Term Fixed Income
(cost $753,612,219) 691,991,057
Shares
Collateral Held for Securities
Loaned 2 .0%
14,362,349 Thrivent Cash Management Trust 14,362,349
Total Collateral Held for
Securities Loaned
(cost $14,362,349) 14,362,349
Shares
Registered Investment
Companies   0 .6 % Value
U.S. Unaffiliated   0.6%
49,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF
c
4,436,950
Total 4,436,950
Total Registered Investment
Companies (cost $4,405,576) 4,436,950
Shares or
Principal
Amount Short-Term Investments 2 .1%
Federal Home Loan Bank Discount
Notes
3,000,000 4.230%,  3/7/2025
f
2,987,750
Thrivent Core Short-Term Reserve
Fund
718,113 4.630% 7,181,124

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  2.1% Value
U.S. Treasury Bills
5,000,000 4.235%,  2/18/2025
f
$ 4,991,151
Total Short-Term Investments
(cost $15,159,140) 15,160,025
Total Investments (cost
$787,539,284) 100.8% $ 725,950,381
Other Assets and Liabilities,
Net (0.8%) (5,831,742)
Total Net Assets 100.0% $ 720,118,639
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $257,517,241 or
35.8% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 9,567,022
Common Stock 4,391,675
Total lending $13,958,697
Gross amount payable upon return of
collateral for securities loaned $14,362,349
Net amounts due to counterparty $403,652
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 3,781,389 – 3,781,389 –
Energy 17,218,298 – 17,218,298 –
Foreign Government 670,040,650 – 670,040,650 –
Utilities 950,720 – 950,720 –
Registered Investment Companies
U.S. Unaffiliated 4,436,950 4,436,950 – –
Short-Term Investments 7,978,901 – 7,978,901 –
Subtotal Investments in Securities $ 704,406,908 $ 4,436,950 $ 699,969,958 $ –
Other Investments  * Total
Affiliated Short-Term Investments 7,181,124
Collateral Held for Securities Loaned 14,362,349
Subtotal Other Investments $ 21,543,473
Total Investments at Value $ 725,950,381
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Emerging Markets
Debt Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 11,834 $ 30,080 $ 34,733 $ 7,181 718 1.0%
Total Affiliated Short-Term Investments 11,834 7,181 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,780 47,809 40,227 14,362 14,362 2.0
Total Collateral Held for Securities Loaned 6,780 14,362 2.0
Total Value $ 18,614 $ 21,543
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $ 162
Total Income/Non Cash Income from Affiliated
Investments $ 162
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 23
Total Affiliated Income from Securities Loaned, Net $ 23
Total Value $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.7% Value
Belgium  <0.1%
970 Titan Cement International SA $ 45,892
Total 45,892
Brazil  4.2%
40,902 Banco Bradesco SA ADR 86,304
622,900 Banco do Brasil SA 2,952,461
629,994 Companhia Energetica de Minas
Gerais ADR 1,178,089
6,622 Companhia Paranaense de Energia
- COPEL ADR 38,937
468,000 Cury Construtora e Incorporadora
SA 1,732,162
125,100 Direcional Engenharia SA 616,504
18,535 Embraer SA ADR
a
759,379
599,452 Gerdau SA ADR 1,744,405
563,744 Itau Unibanco Holding SA ADR 3,269,715
178,800 JBS SA 1,093,473
510,600 Klabin SA 1,977,204
328,700 Magazine Luiza SA
a
419,589
54,548 Petroleo Brasileiro SA ADR 775,127
278,800 Telefonica Brasil SA 2,471,204
372,117 Vale SA ADR 3,456,967
7,700 WEG SA 73,007
Total 22,644,527
Cayman Islands  15.7%
1,038,500 3SBio, Inc.
b
801,009
264,500 AAC Technologies Holdings, Inc. 1,378,158
1,043,904 Alibaba Group Holding, Ltd. 12,805,032
1,407,000 China Feihe, Ltd.
b
968,461
1,183,000 China Mengniu Dairy Company,
Ltd. 2,371,439
794,500 China Resources Land, Ltd. 2,418,458
666,000 Consun Pharmaceutical Group,
Ltd. 673,706
377,000 Country Garden Services Holdings
Company, Ltd. 245,808
1,403,000 Geely Automobile Holdings, Ltd. 2,597,511
1,887,000 Greentown China Holdings, Ltd. 2,091,877
255,248 JD.com, Inc. 5,191,954
45,688 JOYY, Inc. ADR
a
1,980,575
796,000 Kingboard Holdings, Ltd. 2,028,390
232,500 Li Ning Company, Ltd. 480,791
1,373,000 Longfor Group Holdings, Ltd.
b
1,745,208
244,020 Meituan
a,b
4,644,325
91,500 NetDragon Websoft Holdings, Ltd. 119,227
128,883 NU Holdings, Ltd./Cayman Islands
a
1,706,411
27,455 PDD Holdings, Inc. ADR
a
3,072,489
466,000 Seazen Group, Ltd.
a
103,556
4,912,000 Shui On Land, Ltd. 410,750
559,300 Tencent Holdings, Ltd. 29,427,692
1,092,600 Xiaomi Corporation
a,b
5,476,176
1,490,000 Zhongsheng Group Holdings, Ltd. 2,356,414
Total 85,095,417
Chile  0.6%
24,702 Banco de Chile ADR 611,128
18,290 Banco de Credito e Inversiones SA 558,815
245,661 Cencosud SA 626,111
3,617,644 Colbun SA 486,827
51,162,399 Latam Airlines Group SA 774,364
107,534 S.A.C.I. Falabella 407,250
Total 3,464,495
Shares Common Stock  96.7% Value
China  11.7%
788,000 Aluminum Corporation of China,
Ltd., Class H $ 507,204
2,887,500 BAIC Motor Corporation, Ltd.
b
814,027
1,303,700 BOE Technology Group Company,
Ltd. 802,303
21,600 BYD Company, Ltd., Class A 819,998
454,000 China Construction Bank
Corporation, Class H 369,427
497,000 China Life Insurance Company,
Ltd. 922,627
1,106,000 China Southern Airlines Company,
Ltd.
a
942,640
24,096,000 China Tower Corporation, Ltd.
b
3,470,852
9,697,900 China United Network
Communications, Ltd. 6,542,454
136,000 CITIC Securities Company, Ltd.,
Class H 370,536
3,819,000 CRRC Corporation, Ltd. 2,417,970
733,600 Haier Smart Home Company, Ltd.,
Class H 2,426,425
273,400 Huatai Securities Company, Ltd.
b
470,816
198,100
Huatai
Securities Company, Ltd.,
Class A 465,386
1,837,800 Huaxia Bank Company, Ltd. 1,925,996
210,800 Industrial and Commercial Bank of
China, Ltd., Class A 198,165
599,100 Inner Mongolia Yili Industrial Group
Company, Ltd. 2,308,255
571,000 Jiangxi Copper Company, Ltd.,
Class H 906,269
900,000 Lenovo Group, Ltd. 1,085,444
668,000 Midea Group Company, Ltd. 6,815,813
316,200 New China Life Insurance
Company, Ltd. 989,586
2,326,000 People's Insurance Company
(Group) of China, Ltd., Class H 1,190,404
981,200 Ping An Insurance (Group)
Company of China, Ltd., Class A 6,908,444
1,224,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 6,891,958
2,094,200 SAIC Motor Corporation, Ltd. 4,957,684
633,700 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 1,006,827
1,022,700 Shenwan Hongyuan Group
Company, Ltd. 708,128
1,581,600 Sinopharm Group Company, Ltd. 4,182,920
562,000 Tong Ren Tang Technologies
Company, Ltd. 352,813
276,700 Universal Scientific Industrial
Shanghai Company, Ltd. 596,845
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 218,375
263,000 ZTE Corporation 919,452
Total 63,506,043
Colombia  0.6%
8,687 Bancolombia SA 90,279
81,538 Bancolombia SA ADR 3,224,828
Total 3,315,107
Cyprus  <0.1%
71,245 Ros Agro plc GDR
a,c
0
Total 0

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
Czech Republic  <0.1%
285 Philip Morris CR $ 201,426
Total 201,426
Egypt  <0.1%
64,927 Commercial International Bank
Egypt SAE GDR 95,443
Total 95,443
Greece  0.4%
469,297 Eurobank Ergasias Services and
Holdings SA 1,174,521
15,956 Hellenic Telecommunications
Organization SA 241,274
74,927 HELLENiQ ENERGY Holdings SA 582,178
18,546 OPAP SA 318,143
Total 2,316,116
Hong Kong  0.4%
505,000 China Overseas Grand Oceans
Group, Ltd. 113,197
330,500 China Overseas Land &
Investment, Ltd. 526,756
393,000 China Resources Pharmaceutical
Group, Ltd.
b
264,417
2,061,000 Yuexiu Property Company, Ltd. 1,290,859
Total 2,195,229
Hungary  1.1%
221,847 MOL Hungarian Oil & Gas plc 1,620,695
42,922 OTP Bank Nyrt 2,655,561
62,304 Richter Gedeon Nyrt 1,613,585
Total 5,889,841
India  19.0%
76,729 Adani Power, Ltd.
a
452,280
42,756 Bajaj Auto, Ltd. 4,355,793
1,213,835 Bharat Petroleum Corporation, Ltd. 3,642,013
354,448 Bharti Airtel, Ltd. 6,629,778
1,535 Bosch, Ltd. 508,361
310,725 Chambal Fertilisers and Chemicals,
Ltd. 1,800,213
338,251 Cipla, Ltd. 5,763,910
6,116 CRISIL, Ltd. 383,647
27,404 Cummins India, Ltd. 918,482
15,335 Dixon Technologies India, Ltd. 2,639,454
9,113 GE Vernova T&D India, Ltd. 186,885
85,604 HCL Technologies, Ltd. 1,698,828
122,499 HDFC Asset Management
Company, Ltd.
b
5,457,151
164,873 HDFC Bank, Ltd. 3,227,122
126,126 Hero MotoCorp, Ltd. 6,297,153
571,656 Hindalco Industries, Ltd. 3,904,470
31,737 Hindustan Aeronautics, Ltd. 1,435,440
333,558 Hindustan Petroleum Corporation,
Ltd. 1,375,250
259,819 ICICI Bank, Ltd. ADR 7,449,011
100,469 Infosys, Ltd. ADR
d
2,205,295
172,610 Jindal Saw, Ltd. 496,848
123,096 LT Foods, Ltd. 552,224
43,613 Lupin, Ltd. 1,044,743
48,713 Mahindra & Mahindra, Ltd. 1,674,179
5,737 Maruti Suzuki India, Ltd. 812,781
635 MRF, Ltd. 831,181
19,250 Nippon Life India Asset
Management, Ltd.
b
129,263
Shares Common Stock  96.7% Value
India  19.0%  - continued
100,946 Oberoi Realty, Ltd. $ 2,103,399
621,823 Oil & Natural Gas Corporation, Ltd. 1,874,921
3,190 Page Industries, Ltd. 1,644,786
31,021 Persistent Systems, Ltd. 2,149,972
29,732 Pidilite Industries, Ltd. 984,546
381,467 Power Finance Corporation, Ltd. 1,849,515
115,496 Reliance Industries, Ltd. 1,680,797
26,892 State Bank of India 239,052
169,125 Tata Consultancy Services, Ltd. 8,002,746
372,474 Tech Mahindra, Ltd. 7,161,513
88,390 Trent, Ltd. 5,842,455
10,952 UltraTech Cement, Ltd. 1,448,304
49,755 United Spirits, Ltd. 816,013
122,365 Zydus Lifesciences, Ltd. 1,366,584
Total 103,036,358
Indonesia  1.5%
13,953,300 Bank Central Asia Tbk PT 8,060,541
Total 8,060,541
Kuwait  0.4%
93,035 HumanSoft Holding Company
KSCC 774,061
209,221 Kuwait Finance House KSCP 532,561
204,497 National Bank of Kuwait KSC 638,493
Total 1,945,115
Malaysia  0.3%
263,300 Hong Leong Bank Bhd 1,190,900
146,800 RHB Bank Bhd 211,658
569,100 Sime Darby Property Bhd 180,114
383,868 Sports Toto Bhd 134,343
92,600 Ta Ann Holdings Bhd 83,511
Total 1,800,526
Mexico  0.8%
28,580 Coca-Cola FEMSA SAB de CV ADR 2,243,244
76,800 Grupo Financiero Banorte SAB de
CV ADR 533,101
201,400 Grupo Mexico SAB de CV 983,091
64,738 Grupo Televisa SAB ADR 124,297
265,100 Megacable Holdings SAB de CV 518,123
Total 4,401,856
Philippines  0.1%
250,630 Bank of the Philippine Islands 498,916
Total 498,916
Poland  1.6%
75,851 Asseco Poland SA 2,201,266
15,287 Bank Polska Kasa Opieki SA 599,678
13,600 KGHM Polska Miedz SA 417,004
61,235 Orlen SA 807,433
190,504 Powszechna Kasa Oszczednosci
Bank Polski SA 3,125,548
136,994 Powszechny Zaklad Ubezpieczen
SA 1,679,769
Total 8,830,698
Qatar  0.4%
112,971 Commercial Bank PSQC 142,649
288,338 Doha Bank QPSC 163,848
69,334 Gulf Warehousing Company 60,080
67,769 Qatar Islamic Bank QPSC 383,363

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
Qatar  0.4%  - continued
267,395 Qatar National Bank QPSC $ 1,226,103
Total 1,976,043
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
a,c
65
56,865 GMK Norilskiy Nickel PAO ADR
a,c
6
23,359 LUKOIL PJSC
c,e
0
23,091 Mechel PJSC ADR
a,c,d
2
1,696 Novatek PJSC GDR
a,c
0
2,615 Polyus PJSC
a,c
0
1,260,120 Sberbank of Russia PJSC
c,e
1
67,230 Sovcomflot OAO
c,e
0
257,974 Surgutneftegas PJSC ADR
a,c
26
Total 100
Saudi Arabia  3.2%
201,455 Al Rajhi Bank 5,313,204
556,971 Arab National Bank 3,175,110
13,164 Eastern Province Cement Company 125,298
2,408 Elm Company 747,946
32,782 Riyadh Cement Company 297,605
275,510 Saudi Arabian Oil Company
b
2,038,728
6,064 Saudi Basic Industries Corporation 108,323
88,896 Saudi National Bank 809,724
372,305 Saudi Telecom Company 4,314,363
11,730 Theeb Rent A Car Company 247,066
22,239 Yanbu National Petrochemical
Company 222,323
Total 17,399,690
South Africa  2.5%
192,818 Absa Group, Ltd. 1,916,156
221,379 AECI, Ltd. 983,749
658 Capitec Bank Holdings, Ltd. 104,766
30,182 Coronation Fund Managers, Ltd. 59,193
227,790 DataTec, Ltd. 603,294
263,531 FirstRand, Ltd. 1,072,177
5,516 Gold Fields, Ltd. ADR 93,386
160,601 Harmony Gold Mining Company,
Ltd. ADR 1,809,973
92,321 Mr Price Group, Ltd. 1,230,713
8,165 Naspers, Ltd. 1,721,430
73,988 Nedbank Group, Ltd. 1,088,563
211,134 Pepkor Holdings, Ltd.
b
290,992
217,069 Standard Bank Group 2,531,861
31,218 Vodacom Group 182,585
Total 13,688,838
South Korea  6.3%
7,963 Caregen Company, Ltd. 163,916
6,685 CJ Corporation 436,300
22,819 Green Cross Holdings Corporation 228,588
66,311 GS Holdings Corporation
a
1,749,463
18,079 HD Hyundai Company, Ltd. 1,028,403
2,815 Hyundai Motor Company 396,209
29,213 Kangwon Land, Inc.
a
336,027
18,805 KEPCO Plant Service &
Engineering Company, Ltd.
a
598,781
56,448 KT&G Corporation 4,280,652
46,534 LG Uplus Corporation 320,647
1,252 PharmaResearch Company, Ltd. 207,061
5,218 Samsung Biologics Company,
Ltd.
a,b
3,859,215
22,598 Samsung C&T Corporation 1,852,500
Shares Common Stock  96.7% Value
South Korea  6.3%  - continued
282,908 Samsung Electronics Company,
Ltd. $ 10,103,698
25,698 SD Biosensor, Inc.
a
197,718
16,453 SK Hynix, Inc. 2,215,062
51,522 SK Telecom Company, Ltd. 1,961,917
6,647 SK, Inc. 672,863
38,930 Yuhan Corporation
a
3,449,796
Total 34,058,816
Taiwan  21.0%
2,860,000 Asia Cement Corporation 3,560,756
52,000 Asustek Computer, Inc. 946,530
987,760 Chang Hwa Commercial Bank, Ltd. 545,447
1,081,000 Cheng Shin Rubber Industry
Company, Ltd. 1,626,218
543,000 Chipbond Technology Corporation 1,054,176
13,633 Chunghwa Telecom Company, Ltd.
ADR 529,506
1,128,000 Compal Electronics, Inc. 1,244,110
501,000 Delta Electronics, Inc. 6,528,052
83,000 Dynapack International Technology
Corporation 514,951
403,000 Far Eastern New Century
Corporation 381,729
264,000 Far EasTone Telecommunications
Company, Ltd. 707,891
472,000 Feng Hsin Steel Company, Ltd. 956,964
16,000 Fusheng Precision Company, Ltd. 159,283
821,000 Hon Hai Precision Industry
Company, Ltd. 4,383,841
494,000 Lite-On Technology Corporation 1,616,738
184,000 MediaTek, Inc. 7,968,498
1,533,000 Pegatron Corporation 4,460,381
1,083,000 Pou Chen Corporation 1,201,077
46,000 President Chain Store Corporation 362,986
144,000 Quanta Computer, Inc. 1,141,651
774,000 Synnex Technology International
Corporation 1,663,577
112,000 Systex Corporation 437,671
2,151,674 Taichung Commercial Bank
Company, Ltd. 1,235,982
689,000 Taiwan Mobile Company, Ltd. 2,313,142
30,000 Taiwan Secom Company, Ltd. 112,432
1,827,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 60,972,658
257,164 Topco Scientific Company, Ltd. 2,254,057
1,463,000 Uni-President Enterprises
Corporation 3,473,661
156,000 Wah Lee Industrial Corporation 545,416
1,097,636 Yuanta Financial Holding Company,
Ltd. 1,154,391
Total 114,053,772
Thailand  1.8%
1,251,400 Cal-Comp Electronics Thailand pcl
ADR 281,262
2,144,100 Charoen Pokphand Foods pcl 1,397,100
1,558,400 Kasikornbank pcl NVDR 7,409,055
606,900 Krung Thai Bank pcl NVDR 411,622
862,200 True Corporation pcl ADR
a
298,327
Total 9,797,366
Turkey  0.7%
84,078 KOC Holding AS 398,574
182,088 Tekfen Holding AS
a
323,840

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
Turkey  0.7%  - continued
338,030 Turk Hava Yollari Anonim Ortakligi
a
$ 2,984,230
Total 3,706,644
United Arab Emirates  2.3%
709,633 Abu Dhabi National Oil Company
for Distribution PJSC 694,577
521,282 ADNOC Drilling Company PJSC 766,372
1,563,505 Dubai Islamic Bank PJSC 3,271,313
1,161,457 Emaar Properties PJSC 4,262,911
593,144 Emirates NBD Bank PJSC 3,366,971
Total 12,362,144
United Kingdom  0.1%
7,176 AngloGold Ashanti plc 216,075
Total 216,075
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $470,357,800) 524,603,034
Shares Preferred Stock 1.9%
Brazil  0.7%
586,600 Companhia de Sanena do Parana 517,938
514,700 Petroleo Brasileiro SA 3,317,691
Total 3,835,629
Russian Federation  <0.1%
2,930,700 Surgutneftegas PJSC
c,e
3
65,200 Transneft PJSC
c,e
0
Total 3
South Korea  1.2%
14,053 Hyundai Motor Company, 2nd
Preferred 1,599,071
26,830 Hyundai Motor Company, Preferred 2,957,400
70,668 Samsung Electronics Company,
Ltd. 2,074,140
Total 6,630,611
Total Preferred Stock
(cost $13,984,567) 10,466,243
Shares
Collateral Held for Securities
Loaned 0.4%
2,150,500 Thrivent Cash Management Trust 2,150,500
Total Collateral Held for
Securities Loaned
(cost $2,150,500) 2,150,500
Shares or
Principal
Amount Short-Term Investments 1.4%
Federal Home Loan Bank Discount
Notes
700,000 4.420%,  2/5/2025
f,g
699,591
Shares or
Principal
Amount Short-Term Investments  1.4% Value
Thrivent Core Short-Term Reserve
Fund
686,054 4.630% $ 6,860,539
Total Short-Term Investments
(cost $7,560,195) 7,560,130
Total Investments (cost
$494,053,062) 100.4% $544,779,907
Other Assets and Liabilities,
Net (0.4%) (2,346,957)
Total Net Assets 100.0% $542,432,950
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $30,430,640 or
5.6% of total net assets.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of January 31, 2025:
Securities Lending Transactions
Common Stock $ 2,094,030
Total lending $2,094,030
Gross amount payable upon return of
collateral for securities loaned $2,150,500
Net amounts due to counterparty $56,470
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 62,372,229 2,634,378 59,737,851 0
Consumer Discretionary 83,647,184 3,072,489 80,574,695 –
Consumer Staples @ 20,778,556 2,243,244 18,535,312 0
Energy @ 16,192,008 775,127 15,416,790 91
Financials 109,024,364 16,442,840 92,581,523 1
Health Care 25,176,808 – 25,176,808 –
Industrials 17,326,025 759,379 16,566,646 –
Information Technology 145,389,957 2,205,295 143,184,662 –
Materials @ 27,046,877 7,104,731 19,942,138 8
Real Estate 15,492,893 – 15,492,893 –
Utilities 2,156,133 1,217,026 939,107 –
Preferred Stock
Consumer Discretionary 4,556,471 – 4,556,471 –
Energy @ 3,317,694 – 3,317,691 3
Information Technology 2,074,140 – 2,074,140 –
Utilities 517,938 – 517,938 –
Short-Term Investments 699,591 – 699,591 –
Subtotal Investments in Securities $535,768,868 $36,454,509 $499,314,256 $103
Other Investments  * Total
Affiliated Short-Term Investments 6,860,539
Collateral Held for Securities Loaned 2,150,500
Subtotal Other Investments $9,011,039
Total Investments at Value $544,779,907
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 362,151 362,151 – –
Total Liability Derivatives $362,151 $362,151 $– $–
The following table presents Core Emerging Markets Equity Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling $699,591 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 348 March 2025 $ 19,335,111 ( $ 362,151)
Total Futures Long Contracts $ 19,335,111 ( $ 362,151)
Total Futures Contracts $ 19,335,111 ($ 362,151)

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Emerging Markets
Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $4,565 $42,015 $39,719 $6,861 686 1.3%
Total Affiliated Short-Term Investments 4,565 6,861 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,190 5,343 7,382 2,151 2,151 0.4
Total Collateral Held for Securities Loaned 4,190 2,151 0.4
Total Value $8,755 $9,012
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $60
Total Income/Non Cash Income from Affiliated
Investments $60
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

International Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 87 .6 % Value
Australia  6.5%
24,245 AGL Energy, Ltd. $ 172,462
256,526 APA Group 1,081,833
38,648 Aristocrat Leisure, Ltd. 1,797,121
115,155 Australia and New Zealand
Banking Group, Ltd. 2,174,543
175,807 BHP Group, Ltd. 4,317,773
107,911 Brambles, Ltd. 1,318,728
10,545 Breville Group, Ltd. 248,398
1,144 CAR Group, Ltd. 28,508
2,504 Cochlear, Ltd. 492,842
54,492 Coles Group, Ltd. 656,846
47,391 Commonwealth Bank of Australia 4,676,659
11,898 Computershare, Ltd. 258,640
17,179 CSL, Ltd. 2,965,837
41,357 Deterra Royalties, Ltd. 103,424
60,321 Evolution Mining, Ltd. 209,622
22,210 Fortescue, Ltd. 260,110
9,658 Goodman Group 215,375
6,014 HUB24, Ltd. 297,737
248,417 Insurance Australia Group, Ltd. 1,408,839
17,526 JB Hi-Fi, Ltd. 1,093,473
69,861 Lottery Corporation, Ltd. 217,187
4,457 Macquarie Group, Ltd. 659,337
82,251 National Australia Bank, Ltd. 2,026,804
14,932 Netwealth Group, Ltd. 288,646
69,027 Northern Star Resources, Ltd. 730,564
169,840 Origin Energy, Ltd. 1,095,364
87,436 Perseus Mining, Ltd. 152,569
8,098 Pinnacle Investment Management
Group, Ltd. 126,968
7,949 Pro Medicus, Ltd. 1,360,361
52,132 QBE Insurance Group, Ltd. 672,908
23,976 Rio Tinto, Ltd. 1,726,777
53,147 Technology One, Ltd. 1,010,498
477,725 Telstra Corporation, Ltd. 1,166,316
13,660 Wesfarmers, Ltd. 643,447
125,529 Westpac Banking Corporation 2,604,586
1,342 Wisetech Global, Ltd. 101,593
9,992 Woodside Energy Group, Ltd. 152,286
Total 38,514,981
Belgium  0.1%
6,069 Groupe Bruxelles Lambert SA 421,309
Total 421,309
Bermuda  0.3%
54,000 Hongkong Land Holdings, Ltd. 234,977
34,100 Jardine Matheson Holdings, Ltd. 1,373,567
195,000 Yue Yuen Industrial Holdings, Ltd. 415,577
Total 2,024,121
Cayman Islands  <0.1%
163,000 WH Group, Ltd.
a
127,156
Total 127,156
Denmark  2.0%
81 A.P. Moller - Maersk AS, Class A 117,219
398 A.P. Moller - Maersk AS, Class B 587,797
99,886 Novo Nordisk AS 8,432,843
13,863 Pandora AS 2,652,247
Total 11,790,106
Finland  0.5%
146,105 Fortum Oyj
b
2,122,829
Shares Common Stock  87.6% Value
Finland  0.5%  - continued
67,525 Nordea Bank Abp $ 803,145
Total 2,925,974
France  8.3%
26,360 Air Liquide SA 4,604,604
79,506 BNP Paribas SA 5,431,021
39,018 Compagnie de Saint-Gobain SA 3,658,845
71,395 Compagnie Generale des
Etablissements Michelin SCA 2,482,901
433,714 Credit Agricole SA 6,529,289
39,460 Danone SA 2,763,969
351,668 Engie SA 5,805,286
978 Hermes International SCA 2,750,777
9,356 Ipsos SA 442,715
51,722 Legrand SA 5,273,195
3,781 LVMH Moet Hennessy Louis Vuitton
SE 2,765,436
26,545 Schneider Electric SE 6,732,458
1,256 Wendel SA 124,122
Total 49,364,618
Germany  7.2%
25,394 Adidas AG 6,695,366
29,926 Allianz SE 9,757,842
65,034 Deutsche Bank AG 1,272,898
37,124 Deutsche Boerse AG 9,171,019
51,965 Deutsche Telekom AG 1,743,369
14,521 Fresenius Medical Care AG 721,326
16,220 Heidelberg Materials AG 2,282,411
28,013 SAP SE 7,719,648
2,791 Scout24 SE
a
271,401
4,000 Siemens AG 857,503
29,749 Siemens Energy AG
c
1,769,981
18,927 Vonovia SE 579,036
Total 42,841,800
Hong Kong  1.2%
534,500 CK Hutchison Holdings, Ltd. 2,691,578
295,000 Henderson Land Development
Company, Ltd. 818,175
91,000 HKT Trust and HKT, Ltd. 111,883
162,400 Link REIT 670,999
141,500 Sun Hung Kai Properties, Ltd. 1,264,918
105,500 Techtronic Industries Company,
Ltd. 1,418,880
Total 6,976,433
Ireland  0.2%
178,358 AIB Group plc 1,048,779
Total 1,048,779
Israel  1.1%
9,702 Bank Hapoalim BM 124,464
77,291 Bank Leumi Le-Israel BM 967,291
14,165 Check Point Software Technologies,
Ltd.
c
3,088,253
3,379 Nova, Ltd.
c
811,751
17,745 Plus500, Ltd. 622,655
35,389 Teva Pharmaceutical Industries,
Ltd. ADR
c
627,447
Total 6,241,861
Italy  2.3%
103,196 A2A SPA 243,711

International Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  87.6% Value
Italy  2.3%  - continued
11,513 ACEA SPA $ 220,272
757,275 Banca Monte dei Paschi di Siena
SPA 4,852,019
17,023 Buzzi SPA 697,336
396,018 Italgas SPA 2,365,816
145,326 Pirelli & C. SPA
a
874,509
76,776 Recordati SPA 4,665,221
Total 13,918,884
Japan  19.7%
35,500 Advantest Corporation 1,962,695
4,000 Ain Holdings, Inc. 120,696
44,600 Amada Company, Ltd. 460,517
13,600 Arcs Company, Ltd. 236,323
22,500 Asahi Kasei Corporation 152,812
92,500 Dai Nippon Printing Company, Ltd. 1,367,094
13,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 354,967
15,500 Daiichi Sankyo Company, Ltd. 432,146
800 Daikin Industries, Ltd. 93,969
269,200 Daiwa Securities Group, Inc. 1,948,781
4,200 DISCO Corporation 1,215,578
435,300 Eneos Holdings, Inc. 2,188,392
2,700 Fast Retailing Company, Ltd. 889,265
10,400 Fuji Media Holdings, Inc. 146,691
17,100 FUJIFILM Holdings NPV 376,732
36,600 Fujitsu, Ltd. 707,835
20,100 Heiwa Corporation 302,082
110,400 Hitachi, Ltd. 2,775,505
323,900 Honda Motor Company, Ltd. 3,065,763
22,600 Hoya Corporation 3,034,863
46,600 Inaba Denki Sangyo Company, Ltd. 1,109,919
22,400 ITOCHU Corporation 1,031,387
290,400 Japan Post Holdings Company,
Ltd. 3,032,940
13,900 Japan Post Insurance Company,
Ltd. 270,878
128,900 Japan Tobacco, Inc. 3,283,834
50,500 KDDI Corporation 1,682,458
5,700 Keyence Corporation 2,455,040
41,600 Komatsu, Ltd. 1,254,792
270,500 Kyocera Corporation 2,807,734
46,500 Kyoei Steel, Ltd. 568,721
4,500 Lasertec Corporation 468,016
14,300 MEITEC Group Holdings, Inc. 277,668
35,000 Mitsubishi Chemical Group
Corporation 178,768
214,900 Mitsubishi Corporation 3,427,489
26,800 Mitsubishi Estate Company, Ltd. 389,431
284,300 Mitsubishi HC Capital, Inc. 1,890,619
63,000 Mitsubishi Heavy Industries, Ltd. 922,021
268,400 Mitsubishi UFJ Financial Group,
Inc. 3,394,293
42,200 Mitsui & Company, Ltd. 835,222
139,900 Mizuho Financial Group, Inc. 3,852,262
4,000 MS and AD Insurance Group
Holdings, Inc. 82,936
123,500 Murata Manufacturing Company,
Ltd. 1,940,284
29,400 NEC Corporation 2,915,858
14,900 Nintendo Company, Ltd. 977,510
4,700 Nippon Electric Glass Company,
Ltd. 100,961
6,100 Nippon Express Holdings, Inc. 98,869
Shares Common Stock  87.6% Value
Japan  19.7%  - continued
3,749,800 Nippon Telegraph and Telephone
Corporation $ 3,691,493
3,600 Nishimatsu Construction Company,
Ltd. 116,963
11,300 Nitto Denko Corporation 200,453
20,100 Nitto Kogyo Corporation 376,105
341,400 Nomura Holdings, Inc. 2,219,573
16,100 NS Solutions Corporation 409,532
7,800 NSD Company, Ltd. 164,689
87,500 NTT Data Group Corporation 1,698,078
51,800 Ono Pharmaceutical Company, Ltd. 538,895
14,000 ORIX Corporation 295,720
6,100 Otsuka Corporation 137,523
5,500 Otsuka Holdings Company, Ltd. 287,195
42,100 Recruit Holdings Company, Ltd. 2,938,251
11,400 Renesas Electronics Corporation
c
152,697
44,200 Rohm Company, Ltd. 420,948
12,800 Sankyo Company, Ltd. 171,634
2,700 Sankyu, Inc. 96,434
57,600 SCSK Corporation 1,275,326
55,100 Secom Company, Ltd. 1,854,179
112,100 Sekisui House, Ltd.
b
2,576,392
38,500 Shin-Etsu Chemical Company, Ltd. 1,193,586
21,100 SoftBank Group Corporation 1,289,878
52,000 Sojitz Corporation 1,068,838
256,000 Sony Group Corporation 5,649,752
117,200 Sumitomo Corporation 2,540,925
170,400 Sumitomo Mitsui Financial Group,
Inc. 4,199,185
16,200 Taiyo Holdings Company, Ltd. 435,742
155,000 Takeda Pharmaceutical Company,
Ltd. 4,169,503
6,900 TBS Holdings, Inc. 187,726
54,300 Terumo Corporation 1,019,423
36,900 Toagosei Company, Ltd. 342,146
43,500 Tokio Marine Holdings, Inc. 1,434,777
20,700 Tokyo Electron, Ltd. 3,491,759
66,300 TOPPAN Holdings, Inc. 1,860,841
263,500 Toyota Motor Corporation 4,998,469
57,900 Tsubakimoto Chain Company 711,414
60,600 TV Asahi Holdings Corporation 958,033
63,600 Yamada Holdings Company, Ltd. 186,742
9,600 Yuasa Trading Company, Ltd. 272,714
Total 116,716,149
Jersey  0.2%
13,315 Experian plc 655,890
183,890 Man Group plc 485,980
Total 1,141,870
Luxembourg  0.1%
45,433 Aroundtown SA
c
134,814
831 Spotify Technology SA
c
455,845
Total 590,659
Netherlands  5.9%
3,224 ASM International NV 1,870,509
13,732 ASML Holding NV 10,158,406
1,491 Euronext NV
a
173,175
18,507 Ferrari NV 7,940,129
237,380 Koninklijke Ahold Delhaize NV 8,412,159
14,818 Koninklijke Vopak NV 680,158
201,456 MFE-MediaForEurope NV 655,153
14,801 SBM Offshore NV 276,514
99,426 Stellantis NV 1,327,522

International Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  87.6% Value
Netherlands  5.9%  - continued
18,497 Wolters Kluwer NV $ 3,360,197
Total 34,853,922
New Zealand  <0.1%
50,557 Contact Energy, Ltd. 265,207
Total 265,207
Norway  0.6%
164,912 DNB Bank ASA 3,502,843
1,958 Kongsberg Gruppen ASA 232,421
Total 3,735,264
Singapore  1.6%
44,300 City Developments, Ltd. 164,230
210,600 ComfortDelGro Corporation, Ltd. 218,271
154,620 DBS Group Holdings, Ltd. 5,061,010
123,000 Singapore Airport Terminal
Services, Ltd. 306,128
222,900 Singapore Exchange, Ltd. 2,005,537
722,100 Yangzijiang Shipbuilding Holdings,
Ltd. 1,617,128
Total 9,372,304
Spain  2.1%
28,567 Acerinox SA 286,664
4,748 Aena SME SA
a
1,022,528
486,290 Banco Bilbao Vizcaya Argentaria
SA 5,536,380
567,154 Banco Santander SA 2,906,379
21,792 EDP Renovaveis SA 203,885
20,371 Industria de Diseno Textil SA 1,105,748
4,582 Laboratorios Farmaceuticos ROVI
SA 309,431
42,121 Logista Integral SA 1,272,683
971 Vidrala SA 99,426
Total 12,743,124
Sweden  4.4%
16,788 AAK AB 487,938
38,288 AB Industrivarden, Class A 1,359,443
7,822 Alfa Laval AB 348,678
184,520 Assa Abloy AB 5,653,014
297,304 Atlas Copco AB, Class A 4,966,693
20,067 Atlas Copco AB, Class B 298,328
115,525 Granges AB 1,401,258
46,894 Hexpol AB 438,760
252,835 Investor AB, Class B 7,199,784
158,281 SSAB AB, Class A 760,427
245,431 Svenska Handelsbanken AB 2,715,370
7,065 Svolder AB 34,898
10,363 Trelleborg AB 390,190
Total 26,054,781
Switzerland  10.5%
154,989 ABB, Ltd. 8,439,520
496 Belimo Holding AG 361,951
2,229 Givaudan SA 9,757,917
81,830 Holcim AG 8,201,332
27,799 Nestle SA 2,361,265
139,675 Novartis AG 14,620,737
7,974 PSP Swiss Property AG 1,177,936
35,169 Roche Holding AG, Participation
Certificates 11,056,148
481 Siegfried Holding AG 540,260
Shares Common Stock  87.6% Value
Switzerland  10.5%  - continued
163,959 UBS Group AG $ 5,781,118
352 Zurich Insurance Group AG 213,300
Total 62,511,484
United Kingdom  12.8%
5,473 Anglo American plc 160,255
77,245 AstraZeneca plc 10,843,271
599,629 Auto Trader Group plc
a
5,840,278
165,507 Barclays plc 606,580
10,772 British American Tobacco plc 427,388
829,573 Centrica plc 1,457,976
235,603 Compass Group plc 8,117,525
41,754 Evraz plc
c,d
5
42,839 Halma plc 1,604,798
68,509 HSBC Holdings plc 715,514
10,361 IG Group Holdings plc 130,906
124,604 Imperial Brands plc 4,202,584
22,624 InterContinental Hotels Group plc 3,016,703
59,098 MONY Group plc 142,154
36,255 Next plc 4,456,072
9,477 Paragon Banking Group plc 94,415
147,226 RELX plc 7,310,695
16,005 Rightmove plc 131,704
42,860 Rio Tinto plc 2,581,101
481,129 Shell plc 15,797,686
1,730,666 Tesco plc 7,965,173
8,262 Unilever plc 473,221
29,037 Zigup plc 109,894
Total 76,185,898
Total Common Stock
(cost $440,437,467) 520,366,684
Shares
Collateral Held for Securities
Loaned 0 .6%
3,706,329 Thrivent Cash Management Trust 3,706,329
Total Collateral Held for
Securities Loaned
(cost $3,706,329) 3,706,329
Shares Preferred Stock <0.1%
Germany  0.1%
21,118 Porsche Automobil Holding SE 834,599
Total 834,599
Total Preferred Stock
(cost $923,628) 834,599
Shares or
Principal
Amount Short-Term Investments 11 .4%
Federal Home Loan Bank Discount
Notes
5,400,000 4.244%,  2/5/2025
e,f
5,396,846
10,000,000 4.235%,  2/10/2025
e
9,988,320
100,000 4.430%,  2/19/2025
e,f
99,778
Federal Home Loan Mortgage
Corporation Discount Notes
4,500,000 4.205%,  3/24/2025
e,f
4,472,700
Thrivent Core Short-Term Reserve
Fund
3,000,357 4.630% 30,003,566

International Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  11.4% Value
U.S. Treasury Bills
17,545,000 4.227%,  2/11/2025
e
$ 17,528,449
Total Short-Term Investments
(cost $67,487,805) 67,489,659
Total Investments (cost
$512,555,229) 99.7% $ 592,397,271
Other Assets and Liabilities,
Net 0.3% 1,706,632
Total Net Assets 100.0% $ 594,103,903
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $8,309,047 or
1.4% of total net assets.
b All or a portion of the security is on loan.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of January 31, 2025:
Securities Lending Transactions
Common Stock $ 3,504,940
Total lending $3,504,940
Gross amount payable upon return of
collateral for securities loaned $3,706,329
Net amounts due to counterparty $201,389
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

International Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 19,923,115 455,845 19,467,270 –
Consumer Discretionary 66,440,237 – 66,440,237 –
Consumer Staples 31,518,552 – 31,518,552 –
Energy 19,095,036 – 19,095,036 –
Financials 117,562,443 – 117,562,443 –
Health Care 66,117,749 627,447 65,490,302 –
Industrials 88,113,716 – 88,113,716 –
Information Technology 49,066,741 3,088,253 45,978,488 –
Materials 41,844,563 – 41,844,558 5
Real Estate 5,649,891 – 5,649,891 –
Utilities 15,034,641 – 15,034,641 –
Preferred Stock
Consumer Discretionary 834,599 – 834,599 –
Short-Term Investments 37,486,093 – 37,486,093 –
Subtotal Investments in Securities $ 558,687,376 $ 4,171,545 $ 554,515,826 $ 5
Other Investments  * Total
Affiliated Short-Term Investments 30,003,566
Collateral Held for Securities Loaned 3,706,329
Subtotal Other Investments $ 33,709,895
Total Investments at Value $ 592,397,271
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,134,358 185,131 2,949,227 –
Total Asset Derivatives $ 3,134,358 $ 185,131 $ 2,949,227 $ –
Liability Derivatives
Futures Contracts 807,434 807,434 – –
Total Liability Derivatives $ 807,434 $ 807,434 $ – $ –

International Equity Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Core International Equity Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$4,972,244 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 933 March 2025 $ 65,226,418 ( $ 807,434 )
ICE mini MSCI EAFE Index 113 March 2025 13,208,194 185,131
S&P/TSX 60 Index 316 March 2025 64,123,179 2,949,227
Total Futures Long Contracts $ 142,557,791 $ 2,326,924
Total Futures Contracts $ 142,557,791 $ 2,326,924
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core International Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 950 $ 56,925 $ 27,871 $ 30,004 3,000 5.1%
Total Affiliated Short-Term Investments 950 30,004 5.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   137 9,637 6,068 3,706 3,706 0.6
Total Collateral Held for Securities Loaned 137 3,706 0.6
Total Value $ 1,087 $ 33,710
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $85
Total Income/Non Cash Income from Affiliated Investments $85
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of January 31. 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99 .3 % Value
Communications Services  5.1%
301 Alphabet, Inc., Class C $ 61,886
3,151 AT&T, Inc. 74,773
2,195 Electronic Arts, Inc. 269,787
2,083 T-Mobile US, Inc. 485,277
11,002 Verizon Communications, Inc. 433,369
Total 1,325,092
Consumer Discretionary  4.9%
43 AutoZone, Inc.
a
144,059
158 Home Depot, Inc. 65,093
1,531 McDonald's Corporation 442,000
354 O'Reilly Automotive, Inc.
a
458,225
417 TJX Companies, Inc. 52,037
130 Ulta Beauty, Inc.
a
53,579
403 Yum! Brands, Inc. 52,592
Total 1,267,585
Consumer Staples  9.9%
6,689 Altria Group, Inc. 349,366
637 Church & Dwight Company, Inc. 67,216
2,202 Coca-Cola Company 139,783
2,335 Colgate-Palmolive Company 202,444
1,085 General Mills, Inc. 65,252
870 Hershey Company 129,848
2,818 Keurig Dr Pepper, Inc. 90,458
1,236 Kimberly-Clark Corporation 160,643
1,238 Kroger Company 76,310
3,471 Mondelez International, Inc. 201,283
1,361 PepsiCo, Inc. 205,089
531 Philip Morris International, Inc. 69,136
1,935 Procter & Gamble Company 321,191
1,182 Tyson Foods, Inc. 66,771
4,247 Walmart, Inc. 416,886
Total 2,561,676
Energy  2.4%
1,332 Baker Hughes Company 61,512
721 Cheniere Energy, Inc. 161,252
651 Exxon Mobil Corporation 69,546
2,240 Kinder Morgan, Inc. 61,555
1,209 Schlumberger NV 48,698
256 Targa Resources Corporation 50,381
3,077 Williams Companies, Inc. 170,558
Total 623,502
Financials  18.0%
846 Arch Capital Group, Ltd. 78,737
1,536 Arthur J. Gallagher & Company 463,595
874 Berkshire Hathaway, Inc.
a
409,618
3,077 Brown & Brown, Inc. 322,039
1,721 Cboe Global Markets, Inc. 351,652
1,742 Chubb, Ltd. 473,615
964 Cincinnati Financial Corporation 132,116
1,171 CME Group, Inc. 276,965
46 First Citizens BancShares, Inc./NC 101,416
1,075 Fiserv, Inc.
a
232,243
1,410 Hartford Financial Services Group,
Inc. 157,285
829 Intercontinental Exchange, Inc. 132,499
847 Loews Corporation 72,376
1,812 Marsh & McLennan Companies,
Inc. 392,987
597 Mastercard, Inc. 331,592
1,807 Progressive Corporation 445,317
619 Travelers Companies, Inc. 151,766
Shares Common Stock  99.3% Value
Financials  18.0% - continued
335 Visa, Inc. $ 114,503
Total 4,640,321
Health Care  16.1%
1,290 Abbott Laboratories 165,030
1,447 AbbVie, Inc. 266,103
834 Amgen, Inc. 238,040
236 Becton, Dickinson and Company 58,434
5,362 Boston Scientific Corporation
a
548,854
2,028 Bristol-Myers Squibb Company 119,551
285 Cencora, Inc. 72,450
471 Eli Lilly & Company 382,019
3,512 Exelixis, Inc.
a
116,423
3,230 Gilead Sciences, Inc. 313,956
1,060 Incyte Corporation
a
78,610
2,167 Johnson & Johnson 329,709
382 McKesson Corporation 227,195
1,787 Medtronic plc 162,295
3,526 Merck & Company, Inc. 348,439
96 Regeneron Pharmaceuticals, Inc.
a
64,606
99 Thermo Fisher Scientific, Inc. 59,177
496 UnitedHealth Group, Inc. 269,075
628 Vertex Pharmaceuticals, Inc.
a
289,935
136 Waters Corporation
a
56,505
Total 4,166,406
Industrials  10.3%
540 Automatic Data Processing, Inc. 163,625
2,113 Copart, Inc.
a
122,406
3,140 CSX Corporation 103,212
420 Expeditors International of
Washington, Inc. 47,704
404 Ferguson Enterprises, Inc. 73,173
659 Graco, Inc. 55,468
1,369 Howmet Aerospace, Inc. 173,288
329 IDEX Corporation 73,798
558 Lockheed Martin Corporation 258,326
322 Northrop Grumman Corporation 156,901
930 Paychex, Inc. 137,333
1,428 Pentair plc 148,055
1,363 Republic Services, Inc. 295,594
742 Uber Technologies, Inc.
a
49,603
533 Veralto Corporation 55,107
242 Verisk Analytics, Inc. 69,560
1,478 Waste Connections, Inc. 271,612
1,766 Waste Management, Inc. 388,979
Total 2,643,744
Information Technology  24.6%
553 Accenture plc 212,877
233 Adobe, Inc.
a
101,926
766 Akamai Technologies, Inc.
a
76,523
3,733 Amphenol Corporation 264,222
1,630 Apple, Inc. 384,680
720 Arista Networks, Inc.
a
82,965
1,012 Broadcom, Inc. 223,925
350 Cadence Design Systems, Inc.
a
104,167
298 CDW Corporation 59,344
9,003 Cisco Systems, Inc. 545,582
954 CommVault Systems, Inc.
a
151,934
50 Fair Isaac Corporation
a
93,678
2,617 Gen Digital, Inc. 70,423
604 GoDaddy, Inc.
a
128,441
1,382 International Business Machines
Corporation 353,377

Low Volatility Equity Fund
Schedule of Investments as of January 31. 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.3% Value
Information Technology  24.6% - continued
619 Keysight Technologies, Inc.
a
$ 110,399
1,566 Microsoft Corporation 649,984
1,238 Motorola Solutions, Inc. 580,931
424 NVIDIA Corporation 50,910
1,284 Oracle Corporation 218,357
341 PTC, Inc.
a
65,977
803 Roper Industries, Inc. 462,247
511 Salesforce, Inc. 174,609
106 ServiceNow, Inc.
a
107,948
873 TE Connectivity plc 129,178
175 Teledyne Technologies, Inc.
a
89,483
1,929 Texas Instruments, Inc. 356,113
171 Tyler Technologies, Inc.
a
102,880
1,535 VeriSign, Inc.
a
330,025
264 Workday, Inc.
a
69,184
Total 6,352,289
Materials  0.9%
383 AptarGroup, Inc. 60,188
1,185 Corteva, Inc. 77,345
113 Linde plc 50,412
1,250 Newmont Corporation 53,400
Total 241,345
Real Estate  0.4%
5,494 Sabra Health Care REIT, Inc. 91,805
Total 91,805
Utilities  6.7%
4,160 AES Corporation 45,760
2,241 Alliant Energy Corporation 131,950
1,940 American Electric Power
Company, Inc. 190,818
1,532 American Water Works Company,
Inc. 190,948
546 Consolidated Edison, Inc. 51,182
1,105 Duke Energy Corporation 123,749
1,782 Evergy, Inc. 114,351
1,864 National Fuel Gas Company 130,536
1,764 OGE Energy Corporation 74,494
2,293 Portland General Electric
Company 94,334
955 Southern Company 80,172
6,636 UGI Corporation 203,924
576 WEC Energy Group, Inc. 57,174
3,403 Xcel Energy, Inc. 228,682
Total 1,718,074
Total Common Stock
(cost $18,502,399) 25,631,839
Shares Short-Term Investments 0 .7 % Value
Thrivent Core Short-Term Reserve
Fund
17,546 4.630% 175,461
Total Short-Term Investments
(cost $175,461) 175,461
Total Investments (cost
$18,677,860) 100.0% $ 25,807,300
Other Assets and Liabilities, Net
<0.1% 5,548
Total Net Assets 100.0% $ 25,812,848
a Non-income producing security.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of January 31. 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,325,092 1,325,092 – –
Consumer Discretionary 1,267,585 1,267,585 – –
Consumer Staples 2,561,676 2,561,676 – –
Energy 623,502 623,502 – –
Financials 4,640,321 4,640,321 – –
Health Care 4,166,406 4,166,406 – –
Industrials 2,643,744 2,643,744 – –
Information Technology 6,352,289 6,352,289 – –
Materials 241,345 241,345 – –
Real Estate 91,805 91,805 – –
Utilities 1,718,074 1,718,074 – –
Subtotal Investments in Securities $ 25,631,839 $ 25,631,839 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 175,461
Subtotal Other Investments $ 175,461
Total Investments at Value $ 25,807,300
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Low Volatility Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 108 $ 156 $ 89 $ 175 18 0.7%
Total Affiliated Short-Term Investments 108 175 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 68 68 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 108 $ 175
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $2
Total Income/Non Cash Income from Affiliated Investments $2
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98 .3 % Value
Communications Services  2.9%
312,269 Imax Corporation
a
$ 7,353,935
108,670 Verizon Communications, Inc. 4,280,511
258,886 Warner Brothers Discovery, Inc.
a
2,702,770
Total 14,337,216
Consumer Discretionary  11.2%
88,660 Cheesecake Factory, Inc. 4,978,259
88,107 Columbia Sportswear Company 7,779,848
47,387 D.R. Horton, Inc. 6,724,215
103,412 Gildan Activewear, Inc. 5,337,093
51,191 Lear Corporation 4,816,561
158,782 Six Flags Entertainment
Corporation 7,000,699
80,685 Tapestry, Inc. 5,885,164
53,802 Wyndham Hotels & Resorts, Inc. 5,650,286
162,726 Yum China Holding, Inc. 7,526,078
Total 55,698,203
Consumer Staples  4.9%
46,178 J & J Snack Foods Corporation 6,337,007
63,260 J.M. Smucker Company 6,761,861
80,171 Lamb Weston Holdings, Inc. 4,805,450
89,574 Sysco Corporation 6,531,736
Total 24,436,054
Energy  7.1%
272,806 Coterra Energy, Inc. 7,562,182
209,470 Devon Energy Corporation 7,142,927
198,502 Enterprise Products Partners, LP 6,481,090
78,177 Expand Energy Corporation 7,942,783
181,868 Noble Corporation plc 5,828,870
Total 34,957,852
Financials  19.5%
681,404 AGNC Investment Corporation 6,793,598
45,936 Allstate Corporation 8,834,871
37,784 Capital One Financial Corporation 7,696,979
157,719 Carlyle Group, Inc. 8,857,499
81,112 Charles Schwab Corporation 6,709,585
148,932 Equitable Holdings, Inc. 8,104,879
39,857 Jack Henry & Associates, Inc. 6,938,705
53,102 M&T Bank Corporation 10,686,246
54,539 Selective Insurance Group, Inc. 4,588,366
84,335 Texas Capital Bancshares, Inc.
a
6,658,248
238,110 U.S. Bancorp 11,376,896
47,008 Voya Financial, Inc. 3,337,098
47,349 Wintrust Financial Corporation 6,193,723
Total 96,776,693
Health Care  9.9%
114,747 Acadia Healthcare Company, Inc.
a
5,176,237
238,143 Avantor, Inc.
a
5,305,826
123,996 Baxter International, Inc. 4,037,310
98,927 Henry Schein, Inc.
a
7,914,160
14,155 Humana, Inc. 4,150,671
45,179 Johnson & Johnson 6,873,985
32,365 Labcorp Holdings, Inc. 8,084,777
45,396 Sanofi SA ADR 2,466,818
9,094 UnitedHealth Group, Inc. 4,933,404
Total 48,943,188
Industrials  14.8%
61,226 AGCO Corporation 6,393,831
10,151 Carlisle Companies, Inc. 3,953,409
Shares Common Stock  98.3% Value
Industrials  14.8% - continued
135,882 Flowserve Corporation $ 8,508,931
116,962 Fluor Corporation
a
5,638,738
15,387 General Dynamics Corporation 3,954,151
139,471 Hexcel Corporation 9,093,509
32,379 JB Hunt Transport Services, Inc. 5,543,932
119,944 MSC Industrial Direct Company,
Inc. 9,644,697
122,156 Robert Half, Inc. 7,914,487
50,250 United Airlines Holdings, Inc.
a
5,318,460
209,176 Werner Enterprises, Inc. 7,551,254
Total 73,515,399
Information Technology  7.8%
58,641 Coherent Corporation
a
5,306,424
31,516 CommVault Systems, Inc.
a
5,019,238
33,254 Jabil, Inc. 5,400,782
237,934 Knowles Corporation
a
4,504,091
85,081 MKS Instruments, Inc. 9,637,976
20,832 PTC, Inc.
a
4,030,575
74,505 Western Digital Corporation
a
4,852,511
Total 38,751,597
Materials  6.6%
107,795 Alcoa Corporation 3,807,319
178,686 Axalta Coating Systems, Ltd.
a
6,421,975
52,149 Celanese Corporation 3,704,665
54,193 CF Industries Holdings, Inc. 4,997,136
61,051 Nucor Corporation 7,840,780
70,138 West Fraser Timber Company, Ltd. 6,086,576
Total 32,858,451
Real Estate  5.1%
12,401 AvalonBay Communities, Inc. 2,746,946
36,160 CBRE Group, Inc.
a
5,233,798
70,816 Crown Castle, Inc. 6,322,452
302,870 Healthcare Realty Trust, Inc. 5,073,073
35,131 Simon Property Group, Inc. 6,107,876
Total 25,484,145
Utilities  8.5%
108,215 Alliant Energy Corporation 6,371,699
14,700 Constellation Energy Corporation 4,409,706
39,529 DTE Energy Company 4,738,736
55,080 Duke Energy Corporation 6,168,409
99,930 Evergy, Inc. 6,412,508
221,172 NiSource, Inc. 8,249,716
33,393 Vistra Energy Corporation 5,611,026
Total 41,961,800
Total Common Stock
(cost $418,884,105) 487,720,598
Shares or
Principal
Amount Short-Term Investments 2 .2 % Value
Thrivent Core Short-Term Reserve
Fund
1,023,998 4.630% 10,239,981

Mid Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  2.2% Value
U.S. Treasury Bills
1,000,000 4.235%, 2/18/2025
b
$ 998,230
Total Short-Term Investments
(cost $11,237,981) 11,238,211
Total Investments (cost
$430,122,086) 100.5% $ 498,958,809
Other Assets and Liabilities, Net
(0.5%) (2,632,376)
Total Net Assets 100.0% $ 496,326,433
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 14,337,216 14,337,216 – –
Consumer Discretionary 55,698,203 55,698,203 – –
Consumer Staples 24,436,054 24,436,054 – –
Energy 34,957,852 34,957,852 – –
Financials 96,776,693 96,776,693 – –
Health Care 48,943,188 48,943,188 – –
Industrials 73,515,399 73,515,399 – –
Information Technology 38,751,597 38,751,597 – –
Materials 32,858,451 32,858,451 – –
Real Estate 25,484,145 25,484,145 – –
Utilities 41,961,800 41,961,800 – –
Short-Term Investments 998,230 – 998,230 –
Subtotal Investments in Securities $ 488,718,828 $ 487,720,598 $ 998,230 $ –
Other Investments  * Total
Affiliated Short-Term Investments 10,239,981
Subtotal Other Investments $ 10,239,981
Total Investments at Value $ 498,958,809
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 9,204 $ 18,282 $ 17,246 $ 10,240 1,024 2.1%
Total Affiliated Short-Term Investments 9,204 10,240 2.1
Total Value $ 9,204 $ 10,240
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $67
Total Income/Non Cash Income from Affiliated Investments $67
Total $– $– $ –

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Basic Materials ( 3.7% )
a
Value
BASF SE
$ 25,000,000 4.480% ,3/31/2025
b
$ 24,811,132
Dow Chemical Company
25,000,000 4.550% ,2/5/2025 24,984,350
25,000,000 4.560% ,2/6/2025 24,981,214
25,000,000 4.550% ,2/7/2025 24,978,076
25,000,000 4.540% ,2/10/2025 24,968,626
25,000,000 4.540% ,2/11/2025 24,965,469
PPG Industries, Inc.
3,496,000 4.540% ,2/3/2025 3,494,696
Total 153,183,563
Principal
Amount Capital Goods ( 4.9% )
a
Value
Caterpillar Financial Services
Corporation
6,000,000
4.939% (SOFRRATE +
0.455%),8/11/2025
c
6,007,956
John Deere Capital Corporation
6,000,000 3.400% ,6/6/2025 5,977,827
16,101,000
4.876% (SOFRRATE +
0.500%),7/3/2025
c
16,120,628
16,507,000
4.855% (SOFRRATE +
0.480%),10/22/2025
c
16,528,758
L3Harris Technologies, Inc.
25,000,000 4.550% ,2/5/2025
b
24,984,454
25,000,000 4.550% ,2/10/2025
b
24,968,844
Parker-Hannifin Corporation
12,000,000 4.710% ,2/5/2025
b
11,992,538
18,980,000 4.630% ,2/21/2025
b
18,930,067
Rockwell Automation, Inc.
25,000,000 4.450% ,2/12/2025
b
24,964,401
Waste Management, Inc.
25,000,000 4.510% ,2/4/2025
b,d
24,987,568
25,000,000 4.510% ,2/5/2025
b,d
24,984,454
Total 200,447,495
Principal
Amount Consumer Cyclical ( 14.4% )
a
Value
American Honda Finance
Corporation
25,000,000 4.700% ,2/7/2025
d
24,978,222
25,000,000 4.650% ,3/10/2025
d
24,879,860
50,000,000 4.660% ,3/11/2025
d
49,753,379
25,000,000 4.620% ,4/16/2025
d
24,759,896
BMW US Capital, LLC
11,082,000
5.210% (SOFRINDX +
0.840%),4/1/2025
b,c
11,092,664
8,000,000
5.104% (SOFRINDX +
0.620%),8/11/2025
b,c
8,013,894
4,000,000 5.300% ,8/11/2025
b
4,016,600
Daimler Finance North America,
LLC
9,436,000 2.125% ,3/10/2025
b
9,414,207
Hyundai Capital America
13,070,000 4.581% ,2/7/2025
b,d
13,058,615
45,975,000 4.559% ,2/14/2025
b,d
45,894,103
Marriott International, Inc./MD
25,000,000 4.630% ,2/11/2025
b
24,965,010
15,000,000 4.550% ,2/28/2025
b
14,946,834
McDonald's Corporation
25,000,000 4.650% ,2/13/2025
b
24,959,440
Principal
Amount Consumer Cyclical (14.4%)
a
Value
Mercedes-Benz Finance North
America, LLC
$ 14,596,000
5.305% (SOFRRATE +
0.930%),3/30/2025
b,c
$ 14,611,216
10,775,000 5.375% ,8/1/2025
b
10,814,005
Toyota Credit Canada, Inc.
25,000,000 4.620% ,5/6/2025
d
24,711,657
25,000,000 4.620% ,6/16/2025
d
24,583,267
25,000,000 4.620% ,6/17/2025
d
24,579,968
Toyota Credit de Puerto Rico
Corporation
25,000,000 4.690% ,2/26/2025 24,921,522
30,000,000 4.637% ,4/17/2025 29,717,407
15,000,000 4.590% ,5/12/2025 14,813,453
25,000,000 4.620% ,5/27/2025 24,638,623
10,000,000 4.540% ,6/3/2025 9,845,861
Toyota Finance Australia, Ltd.
25,000,000 4.470% ,7/14/2025
d
24,499,071
Toyota Motor Credit Corporation
4,220,000
4.810% (SOFRINDX +
0.450%),4/10/2026
c
4,225,489
Volkswagon Financial Services
7,350,000 4.640% ,2/10/2025
b,d
7,340,837
31,760,000 4.716% ,2/19/2025
b,d
31,684,374
25,000,000 4.560% ,2/27/2025
b,d
24,915,019
10,000,000 4.560% ,3/3/2025
b,d
9,960,900
10,000,000 4.560% ,3/11/2025
b,d
9,950,752
Total 596,546,145
Principal
Amount Consumer Non-Cyclical ( 1.9% )
a
Value
Archer-Daniels-Midland Company
15,810,000 4.400% ,2/6/2025
b
15,798,542
25,000,000 4.405% ,2/10/2025
b
24,969,786
Danaher Corporation
5,000,000 4.530% ,2/10/2025
b,d
4,993,772
25,000,000 4.550% ,2/18/2025
b,d
24,943,763
Merck & Company, Inc.
5,000,000 2.750% ,2/10/2025 4,998,286
Roche Holdings, Inc.
4,465,000 2.132% ,3/10/2025
b
4,455,568
Total 80,159,717
Principal
Amount Energy ( 2.8% )
a
Value
TotalEnergies Capital SA
25,000,000 4.350% ,2/10/2025
b,d
24,969,619
25,000,000 4.360% ,2/21/2025
b,d
24,936,621
15,000,000 4.550% ,3/18/2025
b,d
14,916,523
25,000,000 4.550% ,3/19/2025
b,d
24,857,836
25,000,000 4.370% ,3/27/2025
b,d
24,833,536
Total 114,514,135
Principal
Amount Financials ( 43.9% )
a
Value
Alexandria Real Estate Equities,
Inc.
25,000,000 4.510% ,2/7/2025
b,d
24,977,882
Atlantic Asset Securitization, LLC
910,000 4.500% ,3/18/2025
b,d
904,855
Australia & New Zealand Banking
Group, Ltd.
25,000,000
4.550% (SOFRRATE +
0.190%),4/14/2025
b,c
25,003,848

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (43.9%)
a
Value
$ 25,000,000
4.560% (SOFRRATE +
0.200%),5/15/2025
b,c
$ 25,003,586
10,000,000
4.630% (SOFRRATE +
0.270%),8/25/2025
b,c
10,002,054
5,000,000
5.011% (SOFRRATE +
0.640%),10/3/2025, Ser.
2024-NQM2
b,c
5,010,346
Bank of America NA
18,037,000
5.244% (SOFRRATE +
0.780%),8/18/2025
c
18,073,381
7,749,000 5.650% ,8/18/2025 7,790,103
Bank of New York Mellon
Corporation
4,000,000
5.002% (SOFRRATE +
0.620%),4/25/2025
c
4,003,014
Bank of New Zealand
5,475,000 2.000% ,2/21/2025
b
5,467,739
Barclays Bank plc
12,750,000 4.480% ,2/28/2025
b,d
12,706,540
25,000,000 4.440% ,3/3/2025
b,d
24,905,598
Barclays plc
20,000,000 3.650% ,3/16/2025 19,972,066
Barton Capital SA
25,000,000 4.570% ,3/11/2025
b,d
24,880,942
22,132,000 4.590% ,5/15/2025
b,d
21,852,626
10,000,000 4.350% ,7/23/2025
b,d
9,790,990
BPCE SA
25,000,000 4.605% ,3/11/2025
b
24,882,133
6,379,000 4.620% ,3/21/2025
b
6,341,098
CAFCO, LLC
20,000,000 4.580% ,3/17/2025
b,d
19,890,650
25,000,000 4.500% ,4/22/2025
b,d
24,754,463
25,000,000 4.500% ,4/30/2025
b,d
24,730,328
Caisse des Depots et
Consignations
8,000,000 4.530% ,3/11/2025
b
7,962,447
15,000,000 4.340% ,5/2/2025
b
14,835,063
Canadian Imperial Bank of
Commerce
11,303,000 3.300% ,4/7/2025 11,278,140
Chariot Funding, LLC
25,000,000 4.590% ,4/3/2025
b
24,810,231
25,000,000
4.650% (SOFRRATE +
0.300%),5/30/2025
b,c
25,001,091
25,000,000
4.680% (SOFRRATE +
0.330%),9/3/2025
b,c
25,002,391
25,000,000
4.800% (SOFRRATE +
0.450%),12/11/2025
b,c
25,007,376
Ciesco , LLC
25,000,000 4.490% ,7/16/2025
b,d
24,497,389
Citibank NA
23,383,000
5.181% (SOFRRATE +
0.805%),9/29/2025
c
23,453,149
Commonwealth Bank of Australia
7,710,000
5.133% (SOFRRATE +
0.740%),3/14/2025
b,c
7,714,282
Dealers Capital Access Trust, LLC
20,000,000 4.400% ,3/4/2013 19,922,299
9,300,000 4.650% ,2/13/2025 9,285,350
6,000,000 4.650% ,3/3/2025 5,977,420
Erste Abwicklungsanstalt
25,000,000 4.320% ,4/10/2025
b
24,792,377
Goldman Sachs Group, Inc.
5,458,000 3.500% ,4/1/2025 5,448,370
Principal
Amount Financials (43.9%)
a
Value
Gotham Funding Corporation
$ 25,000,000 4.610% ,3/7/2025
b,d
$ 24,893,768
15,000,000 4.460% ,3/19/2025
b,d
14,914,327
GTA Funding, LLC
18,450,000 4.520% ,3/11/2025
b
18,362,615
7,700,000 4.570% ,3/20/2025
b
7,655,081
20,000,000 4.520% ,3/24/2025
b
19,873,559
Idaho Housing & Finance
Association
3,675,000 4.480% ,5/13/2025
d
3,674,031
ING US Funding, LLC
10,000,000
4.610% (SOFRRATE +
0.260%),5/15/2025
b,c,d
10,003,122
10,000,000
4.560% (SOFRRATE +
0.210%),6/16/2025
b,c,d
10,000,834
25,000,000 4.590% ,6/18/2025
b,d
25,004,701
15,000,000
4.700% (SOFRRATE +
0.350%),11/26/2025
b,c,d
15,006,162
J.P. Morgan Chase & Company
24,989,000 2.005% 0,3/13/2026
c
24,912,852
Jupiter Securitization Company,
LLC
25,000,000
4.750% (SOFRRATE +
0.400%),8/25/2025
b,c,d
25,006,079
Kreditanstalt fuer Wiederaufbau
25,000,000 4.320% ,3/10/2025
b,d
24,885,930
La Fayette Asset Securitization,
LLC
25,000,000 4.530% ,3/20/2025
b,d
24,854,160
Liberty Street Funding, LLC
25,000,000 4.580% ,3/14/2025
b,d
24,872,454
25,000,000 4.460% ,3/27/2025
b,d
24,833,039
Lime Funding, LLC
20,285,000 4.700% ,2/7/2025
b
20,267,803
20,281,000 4.670% ,2/13/2025
b
20,249,052
Lloyds Bank plc
14,690,000 4.360% ,7/7/2025 14,409,738
Macquarie Bank, Ltd.
8,500,000 3.231% ,3/21/2025
b
8,486,468
MetLife Short Term Funding, LLC
756,000 4.380% ,2/7/2025
b
755,359
14,900,000 4.330% ,3/21/2025
b
14,812,640
10,000,000 4.300% ,6/4/2025
b
9,855,078
Metropolitan Life Global Funding I
20,566,000 2.800% ,3/21/2025
b
20,523,684
Mitsubishi UFJ Financial Group,
Inc.
25,000,000 2.193% ,2/25/2025 24,963,501
Mizuho Markets Cayman, LP
10,000,000
4.574% (SOFRRATE +
0.240%),2/13/2025
b,c
10,000,448
25,000,000
4.932% (SOFRRATE +
0.450%),8/12/2025
c
25,030,728
10,000,000
4.937% (SOFRRATE +
0.500%),9/23/2025
c
10,014,911
15,000,000
4.967% (SOFRRATE +
0.600%),10/6/2025
b,c
15,028,632
Morgan Stanley Bank NA
8,173,000
5.155% (SOFRRATE +
0.780%),7/16/2025
c
8,187,957
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
24,390,000 4.308% ,2/1/2025 24,390,000

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (43.9%)
a
Value
National Australia Bank, Ltd.
$ 10,000,000
4.600% (SOFRRATE +
0.240%),8/26/2025
b,c
$ 9,998,892
National Australia Bank, Ltd/New
York
8,970,000
5.273% (SOFRRATE +
0.860%),6/9/2025
b,c
8,989,709
Natixis SA/New York, NY
25,000,000 4.600% ,3/3/2025 24,906,437
New York Life Global Funding
25,000,000
4.987% (SOFRINDX +
0.610%),4/21/2025
b,c
25,025,326
10,123,000
5.033% (SOFRRATE +
0.650%),5/2/2025
b,c
10,133,109
8,000,000
5.096% (SOFRRATE +
0.700%),6/13/2025
b,c
8,012,574
Nordea Bank Abp /New York, NY
25,000,000
4.560% (SOFRRATE +
0.200%),2/7/2025
c
25,000,560
Old Line Funding, LLC
25,000,000
4.570% (SOFRRATE +
0.220%),5/23/2025
b,c,d
25,001,152
25,000,000
4.570% (SOFRRATE +
0.220%),5/23/2025
b,c,d
25,001,153
Pacific Life Global Funding II
15,150,000
5.253% (SOFRINDX +
0.860%),6/16/2025
b,c
15,180,896
Pacific Life Short Term Funding,
LLC
5,800,000 4.450% ,3/4/2025
b
5,777,575
4,700,000 4.450% ,3/25/2025
b
4,669,851
PNC Bank NA
25,000,000 2.950% ,2/23/2025 24,976,207
Pricoa Short Term Funding, LLC
25,000,000
4.750% (SOFRRATE +
0.400%),5/5/2025
b,c
25,013,341
Protective Life Global Funding
7,810,000 3.218% ,3/28/2025
b
7,795,011
5,317,000 1.170% ,7/15/2025
b
5,235,988
Royal Bank of Canada
21,553,000
5.200% (SOFRINDX +
0.840%),4/14/2025
c
21,578,562
26,009,000 4.950% ,4/25/2025 26,028,159
5,000,000 1.150% ,6/10/2025 4,941,382
7,300,000
4.710% (SOFRRATE +
0.350%),7/11/2025
b,c
7,305,955
Royal Bank of Canada/New York,
NY
25,000,000
4.710% (SOFRRATE +
0.350%),12/4/2025
c
25,014,340
Salisbury Receivables Company,
LLC
25,000,000 4.660% ,2/19/2025
b,d
24,942,802
Sheffield Receivables Company,
LLC
25,000,000 4.610% ,3/5/2025
b,d
24,899,625
Skandinaviska Enskilda Banken AB
25,000,000
4.600% (SOFRRATE +
0.250%),3/26/2025
b,c
25,004,069
25,000,000
4.550% (SOFRRATE +
0.200%),5/2/2025
b,c
25,004,218
5,320,000 3.700% ,6/9/2025
b
5,303,399
10,000,000
4.550% (SOFRRATE +
0.200%),8/8/2025
b,c
9,999,962
Principal
Amount Financials (43.9%)
a
Value
Skandinaviska Enskilda Banken
AB/New York, NY
$ 25,000,000
4.650% (SOFRRATE +
0.300%),2/6/2025
c
$ 25,001,479
Societe Generale SA
8,925,000 4.660% ,2/18/2025
b
8,905,523
15,000,000 4.530% ,3/31/2025
b
14,891,892
15,275,000 4.550% ,4/15/2025
b
15,137,143
15,000,000 4.400% ,7/30/2025
b
14,670,675
Standard Chartered Bank/New York
20,000,000 4.720% ,2/4/2025
b
19,990,469
Swedbank AB
10,000,000
4.710% (SOFRRATE +
0.360%),8/20/2025
b,c
10,008,626
Swedbank AB/New York
25,000,000
4.530% (SOFRRATE +
0.180%),4/2/2025
c
25,002,107
Thunder Bay Funding, LLC
25,000,000
4.710% (SOFRRATE +
0.360%),1/2/2026
b,c,d
25,001,684
Toronto-Dominion Bank/NY
10,000,000
4.730% (FEDL 1M +
0.400%),8/22/2025
c
10,010,231
UBS AG/Stamford CT
23,378,000 3.700% ,2/21/2025 23,367,687
5,913,000 2.950% ,4/9/2025 5,891,847
Wells Fargo Bank NA
25,000,000
5.160% (SOFRRATE +
0.800%),8/1/2025
c
25,055,925
Westpac Banking Corporation
15,000,000
4.610% (SOFRRATE +
0.250%),7/2/2025
b,c
15,004,851
5,000,000
5.360% (SOFRRATE +
1.000%),8/26/2025
c
5,021,392
Total 1,815,362,115
Principal
Amount Technology ( 2.2% )
a
Value
Cisco Systems, Inc.
25,000,000 4.500% ,5/8/2025
b
24,710,033
10,000,000 4.300% ,6/30/2025
b
9,820,833
Microchip Technology, Inc.
25,000,000 4.710% ,2/7/2025
b,d
24,977,639
25,000,000 4.520% ,2/14/2025
b,d
24,955,261
Oracle Corporation
8,904,000 2.500% ,4/1/2025 8,873,537
Total 93,337,303
Principal
Amount Transportation ( 3.6% )
a
Value
Burlington Northern Santa Fe, LLC
5,000,000 3.000% ,4/1/2025 4,987,978
Canadian National Railway
Company
25,000,000 4.440% ,2/4/2025
b,d
24,987,790
20,000,000 4.440% ,2/6/2025
b,d
19,985,338
25,000,000 4.440% ,2/10/2025
b,d
24,969,437
25,000,000 4.450% ,3/6/2025
b,d
24,895,891
10,000,000 4.450% ,3/24/2025
b,d
9,935,905
Canadian Pacific Railway Company
22,705,000 4.550% ,2/14/2025
b
22,665,280
2,625,000 4.550% ,2/20/2025
b
2,618,417

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Transportation (3.6%)
a
Value
Ryder System, Inc.
$ 15,020,000 4.530% ,2/5/2025 $ 15,010,660
Total 150,056,696
Principal
Amount
U.S. Government & Agencies
( 11.5% )
a
Value
Federal Agricultural Mortgage
Corporation
45,000,000
4.560% (SOFRRATE +
0.200%),8/7/2025
c
45,020,363
Federal Farm Credit Bank
50,000,000
4.480% (FEDL 1M +
0.150%),2/3/2025
c
50,000,000
15,000,000
4.400% (SOFRRATE +
0.040%),7/29/2025
c
15,002,202
10,000,000
4.420% (SOFRRATE +
0.060%),8/26/2025
c
10,003,686
20,000,000
4.450% (SOFRRATE +
0.090%),8/26/2025
c
20,007,368
25,000,000
4.425% (SOFRRATE +
0.065%),8/28/2025
c
25,009,194
10,000,000
4.440% (SOFRRATE +
0.080%),3/4/2026
c
10,001,356
10,000,000
4.415% (FEDL 1M +
0.085%),5/7/2026
c
9,999,327
10,000,000
4.480% (SOFRRATE +
0.120%),7/10/2026
c
10,002,051
Federal Home Loan Bank
25,000,000
4.380% (SOFRRATE +
0.020%),4/1/2025
c
25,000,483
10,000,000
4.370% (SOFRRATE +
0.010%),4/8/2025
c
10,000,232
20,000,000
4.415% (SOFRRATE +
0.055%),5/15/2025
c
20,001,510
8,600,000
4.380% (SOFRRATE +
0.020%),6/2/2025
c
8,599,836
15,000,000
4.440% (SOFRRATE +
0.080%),6/3/2025
c
15,002,471
10,000,000
4.400% (SOFRRATE +
0.040%),8/5/2025
c
10,004,565
25,000,000
4.450% (SOFRRATE +
0.090%),8/15/2025
c
25,011,221
25,000,000
4.410% (SOFRRATE +
0.050%),8/21/2025
c
25,009,317
15,000,000
4.445% (SOFRRATE +
0.085%),11/21/2025
c
15,003,882
10,000,000
4.460% (SOFRRATE +
0.100%),2/13/2026
c
10,001,466
10,000,000
4.460% (SOFRRATE +
0.100%),4/6/2026
c
9,998,870
5,000,000
4.475% (SOFRRATE +
0.115%),7/16/2026
c
4,999,429
10,000,000
4.550% (SOFRRATE +
0.190%),10/29/2026
c
10,000,014
Federal Home Loan Banks
10,000,000
4.365% (SOFRRATE +
0.005%),7/14/2025
c
9,999,933
Federal Home Loan Mortgage
Corporation
10,000,000
4.450% (SOFRRATE +
0.090%),1/26/2026
c
10,006,739
25,000,000
4.460% (SOFRRATE +
0.100%),2/9/2026
c
25,003,884
Principal
Amount
U.S. Government & Agencies
(11.5%)
a
Value
Federal National Mortgage
Association
$ 6,000,000
4.480% (SOFRRATE +
0.120%),7/29/2026
c
$ 6,003,055
U.S. International Development
Finance Corporation
9,188,034
4.530% (T-BILL 3M +
FLAT),2/7/2025
c
9,188,034
9,508,547
4.530% (T-BILL 3M +
FLAT),2/7/2025
c
9,508,547
6,213,846
4.550% (T-BILL 3M +
FLAT),2/7/2025
c
6,213,846
5,850,000
4.570% (T-BILL 3M +
FLAT),2/7/2025
c
5,850,000
7,400,000 5.000% ,8/16/2025 7,577,948
Total 473,030,829
Principal
Amount U.S. Municipals ( 0.6% )
a
Value
South Carolina Public Service Auth.
Rev.
24,163,000 4.600% ,2/4/2025
d
24,164,012
Total 24,164,012
Principal
Amount Utilities ( 9.4% )
a
Value
Ameren Corporation
10,000,000 4.600% ,2/7/2025 9,991,406
Baltimore Gas and Electric
Company
25,000,000 4.430% ,2/4/2025 24,987,567
Consolidated Edison Company of
New York, Inc.
25,000,000 4.610% ,2/25/2025
b
24,921,557
25,000,000 4.610% ,2/26/2025
b
24,918,413
25,000,000 4.600% ,2/27/2025
b
24,915,269
25,000,000 4.600% ,2/28/2025
b
24,912,124
25,000,000 4.600% ,3/7/2025
b
24,890,058
DTE Electric Company
25,285,000 4.650% ,2/4/2025 25,272,566
25,000,000 4.420% ,2/6/2025 24,981,547
DTE Energy Company
900,000 4.450% ,2/4/2025
b,d
899,552
National Rural Utilities Cooperative
Finance Corporation
25,000,000 4.450% ,2/27/2025 24,918,650
PPL Capital Funding, Inc.
12,445,000 4.500% ,2/4/2025
b,d
12,438,811
Public Service Enterprise Group,
Inc.
25,000,000 4.520% ,2/5/2025
b
24,984,454
Southern Company Gas
21,020,000 4.550% ,2/28/2025
b
20,945,860
Southern Company Gas Capital
Corporation
17,000,000 4.530% ,2/11/2025
b,d
16,976,441
TransCanada PipeLine USA, Ltd.
25,000,000 4.540% ,2/3/2025
b,d
24,990,679
Union Electric Company
10,000,000 4.530% ,2/20/2025 9,974,864
WEC Energy Group, Inc.
25,000,000 4.510% ,2/5/2025
b
24,984,454

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Utilities (9.4%)
a
Value
$ 18,000,000 4.510% ,2/6/2025
b
$ 17,986,564
Total 388,890,836
Total Investments (cost
$4,089,373,619) 98.9% $4,089,692,846
Other Assets and Liabilities,
Net 1.1% 46,103,947
Total Net Assets 100.0% $4,135,796,793
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $2,402,002,344 or
58.1% of total net assets.
c Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
Definitions:
Auth. - Authority
plc - Public Limited Company
Rev. - Revenue
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 153,183,563 – 153,183,563 –
Capital Goods 200,447,495 – 200,447,495 –
Consumer Cyclical 596,546,145 – 596,546,145 –
Consumer Non-Cyclical 80,159,717 – 80,159,717 –
Energy 114,514,135 – 114,514,135 –
Financials 1,790,972,115 – 1,790,972,115 –
Technology 93,337,303 – 93,337,303 –
Transportation 150,056,696 – 150,056,696 –
U.S. Government & Agencies 473,030,829 – 473,030,829 –
U.S. Municipals 24,164,012 – 24,164,012 –
Utilities 388,890,836 – 388,890,836 –
Subtotal Investments in Securities $4,065,302,846 $– $4,065,302,846 $–
Other Investments  * Total
Money Market Funds 24,390,000
Subtotal Other Investments $24,390,000
Total Investments at Value $4,089,692,846
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96 .4 % Value
Consumer Discretionary  16.3%
115,426 Advance Auto Parts, Inc. $ 5,598,161
15,673 Asbury Automotive Group, Inc.
a
4,649,866
151,944 Cheesecake Factory, Inc. 8,531,656
27,430 Grand Canyon Education, Inc.
a
4,817,805
9,375 Group 1 Automotive, Inc. 4,279,594
33,032 Lear Corporation 3,107,981
70,032 Meritage Homes Corporation 5,453,392
43,962 PVH Corporation 3,938,995
77,698 Signet Jewelers, Ltd. 4,602,052
176,945 Six Flags Entertainment
Corporation 7,801,505
59,227 Wyndham Hotels & Resorts, Inc. 6,220,019
Total 59,001,026
Consumer Staples  3.0%
8,930 Casey's General Stores, Inc. 3,766,406
220,281 Primo Brands Corporation 7,130,496
Total 10,896,902
Energy  5.2%
28,399 Gulfport Energy Corporation
a
5,069,505
268,238 Magnolia Oil & Gas Corporation 6,357,241
228,324 NOV, Inc. 3,299,282
140,763 TechnipFMC plc 4,229,928
Total 18,955,956
Financials  22.4%
120,608 Ally Financial, Inc. 4,700,094
80,662 Banner Corporation 5,700,384
129,250 Cadence Bank 4,549,600
115,030 Essent Group, Ltd. 6,700,498
21,547 Evercore, Inc. 6,275,995
422,421 F.N.B. Corporation 6,627,786
328,171 First Commonwealth Financial
Corporation 5,473,892
126,381 Heartland Financial USA, Inc. 8,173,059
20,664 Houlihan Lokey, Inc. 3,755,062
247,978 Old National Bancorp 5,914,275
71,108 RLI Corporation 5,215,772
54,163 Voya Financial, Inc. 3,845,031
84,154 Western Alliance Bancorp 7,394,612
52,366 Wintrust Financial Corporation 6,849,996
Total 81,176,056
Health Care  3.7%
146,691 Enovis Corporation
a
6,891,543
70,559 Globus Medical, Inc.
a
6,542,231
Total 13,433,774
Industrials  18.0%
78,116 AAR Corporation
a
5,293,140
33,972 AGCO Corporation 3,547,696
142,465 Air Lease Corporation 6,581,883
566,762 Dun & Bradstreet Holdings, Inc. 6,971,173
379,693 Gates Industrial Corporation plc
a
7,855,848
22,511 Herc Holdings, Inc. 4,591,344
104,891 Korn Ferry 7,418,940
363,696 Masterbrand, Inc.
a
6,299,215
24,970 Moog, Inc. 4,536,050
244,747 Schneider National, Inc. 7,281,223
60,937 Timken Company 4,891,413
Total 65,267,925
Shares Common Stock  96.4% Value
Information Technology  10.9%
93,520 Bel Fuse, Inc. $ 7,584,472
80,460 Ciena Corporation
a
7,011,284
201,871 Cohu, Inc.
a
4,624,865
72,274 MKS Instruments, Inc. 8,187,199
33,458 Plexus Corporation
a
4,741,333
292,883 TTM Technologies, Inc.
a
7,201,993
Total 39,351,146
Materials  7.3%
507,420 Constellium SE
a
5,038,681
124,030 Greif, Inc. 7,593,116
90,218 Ingevity Corporation
a
4,091,386
94,860 Summit Materials, Inc.
a
4,962,127
450,345 Tronox Holdings plc 4,625,043
Total 26,310,353
Real Estate  5.9%
55,861 Agree Realty Corporation 4,053,833
524,211 Cushman and Wakefield plc
a
7,228,870
185,350 Independence Realty Trust, Inc. 3,560,573
375,839 Plymouth Industrial REIT, Inc. 6,314,095
Total 21,157,371
Utilities  3.7%
105,823 Black Hills Corporation 6,214,985
97,992 Spire, Inc. 6,953,512
Total 13,168,497
Total Common Stock
(cost $272,072,361) 348,719,006
Shares or
Principal
Amount Short-Term Investments 3 .6 % Value
Federal Home Loan Bank Discount
Notes
1,000,000 4.230%, 2/5/2025
b
999,416
1,000,000 4.230%, 3/7/2025
b
995,917
Thrivent Core Short-Term Reserve
Fund
1,106,245 4.630% 11,062,454
Total Short-Term Investments
(cost $13,057,989) 13,057,787
Total Investments (cost
$285,130,350) 100.0% $ 361,776,793
Other Assets and Liabilities, Net
<0.1% 98,518
Total Net Assets 100.0% $ 361,875,311
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Core Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 59,001,026 59,001,026 – –
Consumer Staples 10,896,902 10,896,902 – –
Energy 18,955,956 18,955,956 – –
Financials 81,176,056 81,176,056 – –
Health Care 13,433,774 13,433,774 – –
Industrials 65,267,925 65,267,925 – –
Information Technology 39,351,146 39,351,146 – –
Materials 26,310,353 26,310,353 – –
Real Estate 21,157,371 21,157,371 – –
Utilities 13,168,497 13,168,497 – –
Short-Term Investments 1,995,333 – 1,995,333 –
Subtotal Investments in Securities $ 350,714,339 $ 348,719,006 $ 1,995,333 $ –
Other Investments  * Total
Affiliated Short-Term Investments 11,062,454
Subtotal Other Investments $ 11,062,454
Total Investments at Value $ 361,776,793
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Small Cap Value
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 10,335 $ 13,553 $ 12,826 $ 11,062 1,106 3.1%
Total Affiliated Short-Term Investments 10,335 11,062 3.1
Total Value $ 10,335 $ 11,062
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $135
Total Income/Non Cash Income from Affiliated Investments $135
Total $– $– $ –

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are
typically valued at an amount equal to the Net Asset Value (NAV)
of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private Funds held by the Funds, if the NAV of the
Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended January 31, 2025, Core
Emerging Markets Equity and Core International Equity used
equity futures to manage exposure to the equities market.
During the three months ended January 31, 2025, Core
International Equity used foreign exchange futures to hedge
currency risk.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.